As filed with the Securities and Exchange Commission on March 28, 2024
1933 Act Registration No. [333-________]
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. ___	☐
Post-Effective Amendment No. ___	☐
(Check appropriate box or boxes)
Thrivent Mutual Funds
(Exact Name of Registrant as Specified in Charter)

901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Address of Principal Executive Offices)

(612) 844-7190
(Registrant’s Telephone Number, including Area Code)

John D. Jackson
Secretary and Chief Legal Officer
Thrivent Mutual Funds
901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Name and Address of Agent for Service)
Approximate Date of Proposed Public Offering: As soon as practicable after this registration statement becomes effective.
Title of Securities Being Registered: Shares of beneficial interest, par value $0.01 per share of Thrivent Global Stock Fund, a series of the Registrant.
It is proposed that this filing will become effective on April 29, 2024, pursuant to Rule 488.
The Registrant has registered an indefinite number of shares of beneficial interest pursuant to Section 24(f) of the Investment Company Act of 1940, as amended, and is in a continuous offering of such shares under an effective registration statement (File Nos. 033-12911 and 811-05075). No filing fee is due herewith because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

Thrivent Mutual Funds
901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402
[May __, 2024]
Dear Shareholder:
The Board of Trustees of Thrivent Mutual Funds (the “Trust”) has scheduled a special meeting of shareholders for June 27, 2024 (with any adjournments, postponements, or delays of the meeting, the “Meeting”) to be held at 901 Marquette Avenue, Suite 2500, Minneapolis, Minnesota 55402. At the Meeting, shareholders of Thrivent Low Volatility Equity Fund (the “Target Fund”) will be asked to consider and approve an Agreement and Plan of Reorganization (the “Reorganization Agreement”) providing for its reorganization into Thrivent Global Stock Fund (the “Acquiring Fund”).
If a merger is approved, your investment in the Target Fund will automatically be transferred into the Acquiring Fund. We will send you a written confirmation after this takes place. This transfer is not expected to be a taxable event. (Of course, you may exchange your investment to a completely different series of the Trust.)
Your vote counts! If you are not planning to attend the Meeting in person, please vote before June 27, 2024 in one of the following ways:
•
Internet: see the instructions on the enclosed proxy card.
•
Phone: see the instructions on the enclosed proxy card.
•
Mail: use the enclosed proxy card and postage-paid envelope.
Thank you for taking this matter seriously and participating in this important process.
Sincerely,

Michael W. Kremenak
President

Thrivent Low Volatility Equity Fund
a series of
Thrivent Mutual Funds
901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402
800-847-4836

Questions and Answers for Shareholders

Although we recommend that you read the complete Prospectus/Proxy Statement, we have provided the following questions and answers to clarify and summarize the matter to be voted on.
Q: Why is a shareholder meeting being held?
A: Thrivent Mutual Funds (the “Trust”) is holding a special meeting of shareholders of Thrivent Low Volatility Equity Fund (the “Target Fund”) on June 27, 2024 (with any adjournments, postponements, or delays of the meeting, the “Meeting”), to seek shareholder approval for the reorganization (the “Reorganization”) of the Target Fund into Thrivent Global Stock Fund (the “Acquiring Fund”). Please refer to the Prospectus/Proxy Statement for a detailed explanation of the proposed Reorganization and for a more complete description of the Acquiring Fund.
Q: Why is the Reorganization being recommended?
A: After careful consideration, the Board of Trustees (the “Board”) of the Trust has determined that a Reorganization is in the best interests of the shareholders of the Target Fund and recommends that you cast your vote “FOR” the proposed Reorganization.
The Target Fund and the Acquiring Fund both invest primarily in equity securities and each is a series of the Trust, an open-end investment company registered under the Investment Company Act of 1940. Thrivent Asset Management, LLC (“Thrivent Asset Mgt.” or the “Adviser”) is the investment adviser for the Target Fund and the Acquiring Fund.

The Reorganization was approved by the Board on February 28, 2024. The Board considered the fact that as of December 31, 2023, the Target Fund was ranked in the bottom decile of its Morningstar peer group for the one- and five-year periods and in the 65th percentile for the three-year period. The Board also considered that the Acquiring Fund has posted more competitive results, ranking in the top half of the peer group for the one-, three-, and five-year periods. The Board noted that the current portfolio managers of the Acquiring Fund are as follows: Kurt J. Lauber, CFA since March 2013, Noah J. Monsen, CFA since February 2018, Lauri A. Brunner since September 2018, and David R. Spangler, CFA since February 2019.
The Board believes that the Reorganization would be in the best interests of the shareholders of the Target Fund because: (i) shareholders will become shareholders of a larger combined portfolio with greater potential to increase asset size and achieve economies of scale; (ii) at the time of the Board’s approval on February 28, 2024, the Acquiring Fund had achieved better performance than the Target Fund for the one-, three-, and five-year periods ended December 31, 2023, both in terms of Morningstar peer group rankings and on an absolute basis, though there is no guarantee of future performance; (iii) the Adviser believes that it can most effectively manage the assets currently in the Target Fund by combining such assets with the Acquiring Fund; and (iv) the Acquiring Fund has lower gross and net expense ratios than the Target Fund and shareholders of the Target Fund will experience lower gross and net expense ratios in the Acquiring Fund following the Reorganization.
Q: Who can vote?
A: Shareholders of the Fund as of April 26, 2024, are entitled to vote at the Meeting.
Q: How will the Reorganization affect me?
A: Assuming the proposed Reorganization is approved by shareholders, the assets of the Target Fund will be combined with those of the Acquiring Fund. Class S shares of the Target Fund would automatically be exchanged for Class S shares of the Acquiring Fund. Following the Reorganization, the Target Fund will dissolve.
Q: Will I have to pay any commission or other similar fee as a result of the Reorganization?
A: Shareholders will not pay any commissions or fees in connection with the Reorganization, although brokerage and other transaction costs of approximately $6,095 will be borne by the Target Fund and/or the Acquiring Fund. Other direct and indirect costs of the Reorganization will be borne by the Adviser, as further discussed in the “Additional Information About the Reorganization—Expenses of the Reorganization” section in the Prospectus/Proxy Statement.
Q: Will the total annual operating expenses that my portfolio investment bears increase as a result of the Reorganization?
A: No, they are likely to decrease. An unexpected increase in “Other Expenses” of the Acquiring Fund could cause them to increase. For more information about how fund expenses may change as a result of the Reorganization, please see the comparative and pro forma table and related disclosures in the “Comparison of the Funds — Fees and Expenses” section of the Prospectus/Proxy Statement.
Q: Will I have to pay any U.S. federal income taxes as a result of the Reorganization?
A: The Reorganization is expected to be tax-free for federal income tax purposes. The Target Fund will seek an opinion of counsel to this effect. Generally, shareholders will not incur capital gains or losses on the exchange of Target Fund shares for Acquiring Fund shares as a result of the Reorganization.
Q: If shareholders of the Target Fund do not approve the Reorganization, what will happen to the Target Fund?
A: The Adviser will reassess what changes it would like to make to the Target Fund, including repurposing the Target Fund’s principal investment strategies or recommending to the Board a liquidation of the Target Fund. It may ultimately decide to make no changes.
Q: Who pays the costs of the Reorganization?
A: If the Reorganization is approved, brokerage and other transaction costs will be borne by the Target Fund and/or the Acquiring Fund. Other costs associated with the Reorganization, such as the costs of the Meeting, proxy expenses, legal fees, IT system changes, audit fees and filing fees, will be paid by Thrivent Asset Mgt. and will not be borne by shareholders of the Target Fund, regardless of whether the Reorganization is completed. The Reorganization is expected to be tax-free for federal income tax purposes and shareholders are not expected to experience a tax impact from the Reorganization.

Q: How can I vote?
A: Shareholders are invited to attend the Meeting to cast their vote in person. You may also vote by executing a proxy using one of three methods:
•
Internet: Instructions for casting your vote via the Internet can be found in the enclosed proxy voting materials. The required control number is printed on your enclosed proxy card. If this feature is used, there is no need to mail the proxy card.
•
Phone: Instructions for casting your vote via phone can be found in the enclosed proxy voting materials. The toll-free number and required control number are printed on your enclosed proxy card. If this feature is used, there is no need to mail the proxy card.
•
Mail: If you vote by mail, please indicate your voting instructions on the enclosed proxy card, date and sign the card, and return it in the envelope provided, which is addressed for your convenience and needs no postage if mailed in the United States.
Shareholders who execute proxies by Internet, phone or mail may revoke them at any time prior to the Meeting by filing with the Trust a written notice of revocation; executing and returning another proxy bearing a later date; voting later by Internet or phone; or attending the Meeting and providing new voting instructions. Attending the Meeting will not by itself revoke any previously submitted voting instructions.
Q: How can I attend the Meeting?
A: The Meeting will be held at the offices of Thrivent Asset Management, LLC, 901 Marquette Avenue, Suite 2500, Minneapolis, Minnesota 55402. You are entitled to participate in the Meeting only if you were a shareholder of record as of the close of business on April 26, 2024. The Meeting will begin promptly at [9:00 a.m. Central Time] on June 27, 2024. We encourage you to arrive at the Meeting prior to the start time leaving ample time for the check in.
Q: When should I vote?
A: Every vote is important and the Board encourages you to record your vote as soon as possible. Voting your proxy now will ensure that the necessary number of votes is obtained, without the time and expense required for additional proxy solicitation.

Q: Who should I call if I have questions about the proposals in the Prospectus/Proxy Statement?
A: If you need assistance, you may call Mediant at 888-441-3205 from 9:00 a.m. to 6:00 p.m. Eastern Time, Monday through Friday. Your call will be answered by a live representative that can assist you with questions on the proposal or the voting process and accept your vote on a recorded line. Please have your proxy card ready when calling.
Q: How can I get more information about the Target and Acquiring Funds?
A: You may obtain (1) a prospectus, statement of additional information or annual/semiannual shareholder report for the Funds or (2) the Reorganization SAI by:
•
Internet.

For a copy of a prospectus, a statement of additional information, and/or annual/semiannual shareholder report for the Funds, visit thriventmutualfunds.com/prospectus.
For a copy of the Reorganization SAI, visit www.proxypush.com/THR. You will need to provide the control number printed on your proxy card.
•
Phone. Call 800-847-4836 and say “mutual funds.”
•
Email. Send an email to contactus@thriventfunds.com.

Thrivent Low Volatility Equity Fund
a series of
Thrivent Mutual Funds
901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402
800-847-4836

Notice of Special Meeting of Shareholders
to be Held on June 27, 2024

Notice is hereby given that a special meeting of shareholders (with any adjournments, postponements, or delays of the meeting, the “Meeting”) of Thrivent Low Volatility Equity Fund (the “Target Fund”), a series of Thrivent Mutual Funds (the “Trust”), will be held on June 27, 2024 at [9:00 a.m. Central Time] at the offices of Thrivent Asset Management, LLC, 901 Marquette Avenue, Suite 2500, Minneapolis, Minnesota 55402.
The Board of Trustees of the Trust (the “Board”) has fixed the close of business on April 26, 2024, as the record date for determining shareholders entitled to notice of, and to vote at, the Meeting.
The Meeting is being held for the following purposes:
1.
To approve an Agreement and Plan of Reorganization pursuant to which the Target Fund would (i) transfer all of its assets to Thrivent Global Stock Fund (the “Acquiring Fund”), a series of the Trust, in exchange for Class S shares of the Acquiring Fund, (ii) distribute such Class S shares of the Acquiring Fund to shareholders of the Target Fund, and (iii) dissolve.
2.
To transact such other business as may properly be presented at the Meeting.
Shareholders are invited to attend the Meeting to cast their vote in person. You may also vote by executing a proxy using one of three methods:
•
Internet: Instructions for casting your vote via the Internet can be found in the enclosed proxy voting materials. The required control number is printed on your enclosed proxy card. If this feature is used, there is no need to mail the proxy card.

•
Phone: Instructions for casting your vote via phone can be found in the enclosed proxy voting materials. The toll-free number and required control number are printed on your enclosed proxy card. If this feature is used, there is no need to mail the proxy card.
•
Mail: If you vote by mail, please indicate your voting instructions on the enclosed proxy card, date and sign the card, and return it in the envelope provided, which is addressed for your convenience and needs no postage if mailed in the United States.
Shareholders who execute proxies by Internet, phone or mail may revoke them at any time prior to the Meeting by filing with the Trust a written notice of revocation; executing and returning another proxy bearing a later date; voting later by Internet or phone; or attending the Meeting and providing new voting instructions. Attending the Meeting will not by itself revoke any previously submitted voting instructions.
The Board recommends that shareholders of the Target Fund vote FOR the proposed Reorganization as described in the Prospectus/Proxy Statement.
Your vote is important.
No matter how many shares you own and regardless of whether you plan to attend the Meeting, please promptly return your proxy card, or record your voting instructions by Internet or phone, to avoid the additional expense of further solicitation.

[May __, 2024]

John D. Jackson
Secretary and Chief Legal Officer
Thrivent Mutual Funds

Subject to Completion Dated March 28, 2024

Thrivent Low Volatility Equity Fund
a series of
Thrivent Mutual Funds
901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402
800-847-4836

Combined Prospectus/Proxy Statement
[May __, 2024]

This Prospectus/Proxy Statement is furnished in connection with the solicitation of proxies by the Board of Trustees (the “Board”) of Thrivent Mutual Funds (the (“Trust”) to be used at a special meeting of shareholders (with any adjournments, postponements, or delays of the meeting, the “Meeting”) of Thrivent Low Volatility Equity Fund (the “Target Fund”). The Meeting will be held on June 27, 2024 to consider the reorganization (the “Reorganization”) of the Target Fund into Thrivent Global Stock Fund (the “Acquiring Fund”).
The Target Fund and the Acquiring Fund are sometimes referred to herein individually as a “Fund,” or collectively, as the “Funds.” Each of the Target Fund and the Acquiring Fund is organized as a series of the Trust, an open-end investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Each of the Target Fund and the Acquiring Fund is a diversified company as defined under the 1940 Act.
This Prospectus/Proxy Statement sets forth concisely the information shareholders of the Target Fund ought to know before voting on the Reorganization. Please read it carefully and retain it for future reference.
The following documents have been filed with the Securities and Exchange Commission (the “SEC”) and are incorporated by reference into this Prospectus/Proxy Statement:
•
The Prospectus and Statement of Additional Information of Thrivent Mutual Funds, Inc., dated February 29, 2024 (the “Trust Prospectus” and “Trust SAI,”

respectively), with respect to the Target and Acquiring Funds (File Nos. 033-12911 and 811-05075).
•
The annual report for the fiscal year ended October 31, 2023, of Thrivent Mutual Funds with respect to the Target and Acquiring Funds (File no. 811-05075).
•
The Statement of Additional Information, dated [May __, 2024], relating to this Combined Prospectus/Proxy Statement (the “Reorganization SAI”) (File No. 333-xxxxxx).
For a free copy of the Trust Prospectus, Trust SAI, annual report, or semiannual report, call 800-847-4836, send an email to contactus@thriventfunds.com, or visit thriventmutualfunds.com/prospectus.
For a free copy of the Reorganization SAI, call 800-847-4836 or send an email to contactus@thriventfunds.com and ask for the “Reorganization SAI.” To access an electronic copy of the Reorganization SAI from Mediant at www.proxypush.com/THR, you will need to provide the control number printed on your proxy card.
The Funds file certain reports and other information with the SEC. Information filed by the Funds with the SEC can be reviewed on the EDGAR database on the SEC’s website at SEC.gov. You can also request copies of this information, after paying a duplicating fee, by sending an email to publicinfo@sec.gov.
The Board knows of no business other than that discussed above that will be presented for consideration at the Meeting. If any other matter is properly presented, it is the intention of the persons named in the enclosed proxy to vote in accordance with their best judgment.
No person has been authorized to give any information or make any representation not contained in this Prospectus/Proxy Statement and, if so given or made, such information or representation must not be relied upon as having been authorized. This Prospectus/Proxy Statement does not constitute an offer to sell or a solicitation of an offer to buy any securities in any jurisdiction in which, or to any person to whom, it is unlawful to make such offer or solicitation.
Neither the SEC nor any state regulator has approved or disapproved of these shares or passed upon the adequacy of this Prospectus/Proxy Statement. A representation to the contrary is a crime.

The date of this Prospectus/Proxy Statement is [May __, 2024]. The Prospectus/Proxy Statement will be made available to shareholders on or about [May __, 2024].

Overview of the Reorganization
The following is a summary of certain information contained elsewhere in this Prospectus/Proxy Statement and is qualified in its entirety by reference to the more complete information contained in this Prospectus/Proxy Statement. Shareholders should read the entire Prospectus/Proxy Statement carefully.
Board Approval of the Reorganization
The Board, including the trustees who are not “interested persons” (as defined in the 1940 Act) of the Fund (the “Independent Trustees”), has unanimously approved the Agreement and Plan of Reorganization (the “Reorganization Agreement”) on behalf of the Funds, subject to Target Fund shareholder approval. The Reorganization Agreement provides for:
•
the transfer of all of the assets of the Target Fund to the Acquiring Fund in exchange for Class S shares of the Acquiring Fund;
•
the distribution by the Target Fund of such Acquiring Fund Class S shares to Target Fund shareholders; and
•
the dissolution of the Target Fund.
When the Reorganization is complete, Target Fund shareholders will hold Acquiring Fund shares. The aggregate value of the Acquiring Fund shares a Target Fund shareholder will receive in the Reorganization will equal the aggregate value of the Target Fund shares owned by such shareholder immediately prior to the Reorganization, but the overall number of shares held by Target Fund shareholders may change. After the Reorganization, the Acquiring Fund will continue to operate with the investment objective and investment policies set forth in this Prospectus/Proxy Statement.
As discussed in more detail elsewhere in this Prospectus/Proxy Statement, the Board believes that the Reorganization would be in the best interests of the Target Fund’s shareholders because: (i) shareholders will become shareholders of a larger combined portfolio with greater potential to increase asset size and achieve economies of scale; (ii) at the time of the Board’s approval on February 28, 2024, the Acquiring Fund has achieved better performance than the Target Fund for the one-, three-, and five-year periods ended December 31, 2023, both in terms of Morningstar peer group rankings and on an absolute basis, though there is no guarantee of future performance; (iii) Thrivent Asset Management, LLC, the Funds’ investment adviser

(“Thrivent Asset Mgt.” or the “Adviser”), believes that it can most effectively manage the assets currently in the Target Fund by combining such assets with the Acquiring Fund; and (iv) the Acquiring Fund has lower gross and net expense ratios than the Target Fund and shareholders of the Target Fund will experience lower gross and net expense ratios in the Acquiring Fund following the Reorganization.
In addition, the Board, when determining whether to approve the Reorganization, considered, among other things, the future growth prospects of each of the Target Fund and the Acquiring Fund, the fact that the Target Fund shareholders would not experience any diminution in shareholder services as a result of the Reorganization, and the fact that the Reorganization is expected to be a tax-free reorganization for federal income tax purposes.
Background and Reasons for the Reorganization
The Target Fund and the Acquiring Fund have similar investment objectives to seek long-term growth of capital, but the Target Fund seeks its objective with lower volatility relative to the global equity markets while the Acquiring Fund does not.
The two Funds also have some similarities and some differences in their principal investment strategies, which are described in more detail in the “Comparison of the Funds—Investment Objective and Principal Strategies” section of the Prospectus/Proxy Statement. Both Funds invest in equity securities of domestic and international companies. The Target Fund seeks the potential upside of global equity markets with potentially lower volatility and drawdown. The Acquiring Fund seeks to provide consistent, competitive performance through favorable stock selection while monitoring risk.
In determining whether to recommend approval of the Reorganization Agreement to Target Fund shareholders, the Board considered a number of factors, including, but not limited to: (i) the expenses and advisory fees applicable to the Funds before the proposed Reorganization and the estimated expense ratio of the combined portfolio after the proposed Reorganization; (ii) the comparative investment performance of the Funds; (iii) the future growth prospects of each Fund; (iv) the terms and conditions of the Reorganization Agreement; (v) whether the Reorganization would result in the dilution of shareholder interests; (vi) the compatibility of the Funds’ investment objectives, policies, risks and restrictions; (vii) that the proposed Reorganization was expected to be a tax-free reorganization for federal income tax purposes; (viii) the compatibility of the Funds’ service features available to shareholders; and (ix) the estimated costs of the Reorganization, which, except for brokerage and other transaction costs, would be borne by the Adviser of the Funds. The primary factors in the Board’s determination were the Acquiring Fund’s superior recent performance and lower gross and net expense ratios, as well as the benefits of economies of scale of a larger combined portfolio, such as improved growth prospects. The Board concluded that these factors supported a determination to approve the Reorganization Agreement.
The Board has determined that the Reorganization is in the best interests of the Target Fund and that the interests of the Target Fund’s shareholders will not be diluted as a result of the Reorganization. In addition, the Board has determined that the Reorganization is in the best interests of the Acquiring Fund and that the interests of the Acquiring Fund shareholders will not be diluted as a result of the Reorganization.
The Board is asking shareholders of the Target Fund to approve the Reorganization at the Meeting to be held on June 27, 2024. If shareholders of the Target Fund approve the proposed Reorganization, it is expected that the closing date of the transaction will be after the close of business on or about [July __, 2024] (the “Closing Date”), but it may be at a different time as described herein.
Contingency Plan
If the proposed Reorganization is not approved by the shareholders of the Target Fund, the Board will consider alternatives, including repurposing the Target Fund's principal investment strategies or liquidating the Target Fund. It may also ultimately decide to make no changes.
The Board recommends that you vote “FOR” the Reorganization.

Comparison of the Funds
Investment Objective and Principal Strategies
Investment Objective. The Target Fund and the Acquiring Fund have similar investment objectives to seek long-term capital growth, but the Target Fund seeks to achieve this objective with lower volatility relative to the global equity markets.
Principal Strategies. Both Funds invest in equity securities of domestic and international companies, and the Funds may invest in securities of any market capitalization. The Target Fund’s investments are diversified globally, and it seeks to invest in securities that exhibit low volatility returns. (Volatility refers to the variation in security and market prices over time.) Over a full market cycle, the Target Fund seeks to have a risk profile similar to the MSCI World Minimum Volatility Index – USD Net Returns and the Acquiring Fund seeks to have a risk profile similar to the MSCI All Country World Index – USD Net Returns.
Portfolio Holdings. A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available on the Funds’ website.
The following tables provide a side-by-side comparison of the investment objectives and principal strategies of the Target Fund and the Acquiring Fund.
Investment Objective:
Target Fund	Acquiring Fund
The Fund seeks long-term capital appreciation with lower volatility relative to the global equity markets. The Fund’s investment objective may be changed without shareholder approval.	The Fund seeks long-term capital growth.

Principal Strategies:
Target Fund	Acquiring Fund
Under normal circumstances, the
Fund invests at least 80% of its net
assets (plus the amount of any
borrowing for investment purposes) in
equity securities. The Fund’s
investments are diversified globally.
The Fund may invest in securities
denominated in U.S. dollars and the
currencies of the foreign countries in
which it may invest. The Fund typically
has full currency exposure to those
markets in which it invests. The Fund
may buy or sell equity index futures
for investment exposure or hedging
purposes. The Fund may invest in
securities of any market capitalization,
including small- and mid-cap
securities.

In seeking to achieve the Fund’s
investment objective, the Adviser
employs investment management
techniques to identify securities that
exhibit low volatility returns. Volatility
refers to the variation in security and
market prices over time. Over a full
market cycle, the Fund seeks to have
a risk profile similar to the MSCI World
Minimum Volatility Index – USD Net
Returns. It is expected that the Fund
will generally underperform the global
equity markets during periods of
strong market performance.

In buying and selling securities for the
Fund, the Adviser uses an active

Under normal circumstances, the
Fund invests at least 80% of its net
assets in equity securities of domestic
and international companies. Under
normal market conditions, the Fund
invests approximately 40% of its net
assets in foreign assets. However, the
Fund could invest a much lower
percentage of its net assets in foreign
assets depending on market
conditions. An asset may be
determined to be foreign based on
the issuer’s domicile, principal place
of business, stock exchange listing,
source of revenue, or other factors.
Foreign securities may also include
depositary receipts. Should the
Adviser change the investments used
for purposes of this 80% threshold,
you will be notified at least 60 days
prior to the change.

The Fund will generally make the
following allocations among the broad
asset classes listed below:

U.S. large-cap equity–0-60%
U.S. mid-cap equity–0-25%
U.S. small-cap equity–0-25%
Developed international equity–0-60%
Emerging markets equity–0-25%

The Fund’s actual holdings in each
broad asset category may be outside
the applicable allocation range from
time to time due to differing

Principal Strategies:
Target Fund	Acquiring Fund
strategy. This strategy consists of a
disciplined approach that involves
computer-aided, quantitative analysis
of fundamental, technical and risk-
related factors. The Adviser’s factor
model (a method of analyzing and
combining multiple data sources)
systematically reviews thousands of
stocks, using data such as historical
earnings growth and expected future
growth, valuation, price momentum,
and other quantitative factors to
forecast return potential. Then, risk
characteristics of potential
investments and covariation among
securities are analyzed along with the
return forecasts in determining the
Fund’s holdings to produce a portfolio
with reduced volatility.

investment performances among
asset classes. These allocations may
change without shareholder approval
or advance notice to shareholders to
the extent consistent with applicable
law.

The Fund seeks to achieve its
investment objective by investing
primarily in domestic and foreign
common stocks. The Fund may buy
and sell futures contracts to either
hedge its exposure or obtain
exposure to certain investments. The
Adviser uses fundamental,
quantitative, and technical investment
research techniques to determine
what stocks to buy and sell.
Fundamental techniques assess a
security’s value based on an issuer’s
financial profile, management, and
business prospects while quantitative
and technical techniques involve a
more data-oriented analysis of
financial information, market trends
and price movements. The Fund may
sell securities for a variety of reasons,
such as to secure gains, limit losses,
or reposition assets into more
promising opportunities.

The Fund may also pursue its
investment strategy by investing in
other mutual funds managed by the
Adviser or an affiliate.

Principal Risks
The Funds are subject to similar principal risks, with a few differences. For principal risks that are applicable to both Funds, there is no significant difference between the Funds in the relative materiality of these risks. Shares of each Fund will rise and fall in value and there is a risk that you could lose money by investing in each Fund. The table below compares the principal risks of an investment in each Fund. The risks are listed alphabetically and each risk is described below the table.
Risk	Target Fund	Acquiring Fund
Allocation Risk		X
Derivatives Risk	X	X
Emerging Markets Risk		X
Equity Security Risk	X	X
Foreign Currency Risk	X	X
Foreign Securities Risk	X	X
Futures Contract Risk	X	X
Investment Adviser Risk	X	X
Issuer Risk	X	X
Large Cap Risk	X	X
Market Risk	X	X
Mid Cap Risk	X	X
Other Funds Risk		X
Quantitative Investing Risk	X	X
Small Cap Risk		X
Principal Risks to Which Both Funds are Subject
Derivatives Risk. The use of derivatives (such as futures) involves additional risks and transaction costs which could leave the Fund in a worse position than if it had not used these instruments. The Fund utilizes equity futures in order to increase or decrease its exposure to various asset classes at a lower cost than trading stocks directly. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the contract. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and the Fund could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Certain derivatives may also be subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations due to its financial condition, market events, or other reasons.
Equity Security Risk. Equity securities held by the Fund may decline significantly in price, sometimes rapidly or unpredictably, over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, geographic region, company, industry, or sector of the market. From time to time, the Fund may invest a significant portion of its assets in companies in one particular country or geographic region or one or more related sectors or industries, which would make the Fund more vulnerable to adverse developments affecting such countries, geographic regions, sectors or industries. Equity securities are generally more volatile than most debt securities.
Foreign Currency Risk. The value of a foreign currency may decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Under normal conditions, the Fund does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.
Foreign Securities Risk. Foreign securities generally carry more risk and are more volatile than their domestic counterparts, in part because of potential for higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates where investments are denominated in currencies other than the U.S. dollar. Certain events in foreign markets may adversely affect foreign and domestic issuers, including interruptions in the global supply chain, market closures, war, terrorism, natural disasters and outbreak of infectious diseases. The Fund’s investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices, and impair the Fund’s ability to repatriate capital or income. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.
Futures Contract Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts. In addition, the value of the futures contract may not accurately track the value of the underlying instrument.
Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the Adviser in assessing the potential of the investments in which the Fund invests. The assessment of potential Fund investments may prove incorrect, resulting in losses or poor performance, even in rising markets. There is also no guarantee that the Adviser will be able to effectively implement the Fund’s investment objective.
Issuer Risk. Issuer risk is the possibility that factors specific to an issuer to which the Fund is exposed will affect the market prices of the issuer’s securities and therefore the value of the Fund.
Large Cap Risk. Large-sized companies may be unable to respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including regulatory events, economic downturn, government shutdowns, the spread of infectious illness such as the outbreak of COVID-19, public health crises, war, terrorism, social unrest, recessions, natural disasters or similar events.
Mid Cap Risk. Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.
Quantitative Investing Risk. Securities selected according to a quantitative analysis methodology can perform differently from the market as a whole based on the model and the factors used in the analysis, the weight placed on each factor and changes in the factor’s historical trends. Such models are based on assumptions relating to these and other market factors, and the models may not take into account certain factors, or perform as intended, and may result in a decline in the value of the Fund’s portfolio. Among other risks, results generated by such models may be impaired by errors in human judgment, data imprecision, software or other technology systems malfunctions, or programming flaws. Such models may not perform as expected or may underperform in periods of market volatility.
Additional Principal Risks to Which Only the Target Fund is Subject
The Target Fund is subject to the same risks as the Acquiring Fund.
Additional Principal Risks to Which Only the Acquiring Fund is Subject
Allocation Risk. The Fund’s investment performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. Therefore, a principal risk of investing in the Fund is that the allocation strategies used and the allocation decisions made will not produce the desired results.
Emerging Markets Risk. The risks and volatility of investing in foreign securities is increased in connection with investments in emerging markets. The economic, political and market structures of developing countries in emerging markets, in most cases, are not as strong as the structures in the U.S. or other developed countries in terms of wealth, stability, liquidity and transparency. A Fund may not achieve its investment objective and portfolio performance will likely be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies, and the risks of such events are heightened within emerging market countries. Fund performance may also be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries with less developed or unreliable legal, tax, regulatory, accounting, recordkeeping and corporate governance systems and standards. In particular, there may be less publicly available and transparent information about issuers in emerging markets than would be available about issuers in more developed capital markets because such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Emerging markets may also have differing legal systems, many of which provide fewer security holder rights and practical remedies to pursue claims than are available for securities of companies in the U.S. or other developed countries, including class actions or fraud claims. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging market securities.
Other Funds Risk. Because the Fund invests in other funds, the performance of the Fund is dependent, in part, upon the performance of other funds in which the Fund may invest. As a result, the Fund is subject to the same risks as those faced by the other funds. In addition, other funds may be subject to additional fees and expenses that are borne by the Fund.
Small Cap Risk. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could soften the impact of a falling market on returns.
Fees and Expenses
The table below sets forth the fees and expenses that investors may pay to buy, hold and/or sell shares of each of the Target Fund and the Acquiring Fund, including (i) the fees and expenses paid by the Target Fund for the twelve-month period ended October 31, 2023, (ii) the fees and expenses paid by the Acquiring Fund for the twelve-month period ended October 31, 2023, and (iii) pro forma fees and expenses for the Acquiring Fund for the twelve-month period ended October 31, 2023, assuming the Reorganization had been completed as of the beginning of such period.

Shareholder Fees (fees directly paid from your investment)
	Actual		Pro Forma
	Target Fund	Acquiring Fund	Acquiring Fund (assuming merger with Target Fund)
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	None	None	None
Maximum Deferred Sales Charge (load) (as a % of the net asset value)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Actual		Pro Forma
	Target Fund	Acquiring Fund	Acquiring Fund (assuming merger with Target Fund)
Management Fees	0.60%	0.56%	0.56%
Distribution and Shareholder Service (12b-1) Fees	None	None	None
Other Expenses	0.82%	0.11%	0.12%
Total Annual Fund Operating Expenses	1.42%	0.67%	0.68%
Less Fee Waivers and/or Expense Reimbursements	0.47% (1)	None	0.02% (2)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.95%	0.67%	0.66%
(1)
The Adviser has contractually agreed, through at least May 31, 2025, to waive a portion of the management fees associated with the shares of the Target Fund in order to limit the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements to an annual rate of 0.95% of the average daily net assets of the shares. This contractual provision, however, may be terminated before the indicated termination date upon the mutual agreement between the Independent Trustees of the Fund and the Adviser.
(2)
The Adviser has contractually agreed, through at least May 31, 2025, to waive a portion of the management fees associated with the shares of the Acquiring Fund in order to limit the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements to an annual rate of 0.66% of the average daily net assets of the shares. This contractual provision, however, may be terminated before the indicated termination date upon the mutual agreement between the Independent Trustees of the Fund and the Adviser.
Example
The following example, using the actual and pro forma operating expenses for the twelve-month period ended October 31, 2023, is intended to help you compare the cost of investing in the Acquiring Fund pro forma after the Reorganization with the cost of investing in each of the Target Fund and the Acquiring Fund without the Reorganization. The example assumes that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end those periods. In addition, the example for the Target Fund for the 1 Year period reflects the effect of the contractual fee waiver and/or expense reimbursement. The example also assumes that your investments have a 5% return each year and that each Fund’s operating expenses remain the same each year. Although your actual returns may be higher or lower, based on these assumptions your costs would be:
	Actual		Pro Forma
	Target Fund	Acquiring Fund	Acquiring Fund (assuming merger with the Target Fund)
One Year	$97	$68	$67
Three Years	$403	$214	$216
Five Years	$732	$373	$377
Ten Years	$1,661	$835	$845
Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Funds’ performance. During the fiscal year ended October 31, 2023, the Target Fund’s and the Acquiring Fund’s portfolio turnover rates were 88% and 62%, respectively, of the average value of their portfolios.
Capitalization
The following table sets forth the capitalization of the Target Fund and the Acquiring Fund as of February 29, 2024, and the pro forma capitalization of the Acquiring Fund as if the Reorganization occurred on that date. These numbers may differ as of the Closing Date.
	Actual		Pro Forma
	Target Fund	Acquiring Fund	Acquiring Fund (assuming merger with the Target Fund)
Net Assets	$25,265,348	$447,367,250	$472,632,598
Net Asset Value Per Share	$12.90	$27.50	$27.50
Shares Outstanding	1,959,263	16,265,264	17,183,854
The pro forma shares outstanding reflect the issuance by the Acquiring Fund of approximately 918,590 shares. Such issuance reflects the exchange of the assets of the Target Fund for newly issued shares of the Acquiring Fund at the pro forma net asset value per share. The aggregate value of the Acquiring Fund shares that a Target Fund shareholder receives in the Reorganization will equal the aggregate value of the Target Fund shares owned immediately prior to the Reorganization.
Performance Information
The following bar charts show the annual returns for Class S shares of the Target Fund since its inception and the Acquiring Fund for the past ten calendar years. The bar charts include the effects of each Fund’s expenses and assume you sold your shares at the end of the period.
Target Fund
Year-by-Year Total Return

Acquiring Fund
Year-by-Year Total Return

As a result of market activity, current performance may vary from the figures shown.
The Target Fund’s total return for the three-month period from October 1, 2023 to December 31, 2023 was 6.88%. The Acquiring Fund’s total return for the three-month period from October 1, 2023 to December 31, 2023 was 11.35%. Since the Target Fund’s inception on February 28, 2017, its highest quarterly return was 11.52% (for the quarter ended December 31, 2022) and its lowest quarterly return was -17.39% (for the quarter ended March 31, 2020). During the past 10 years, the Acquiring Fund’s highest quarterly return was 20.59% (for the quarter ended June 30, 2020) and its lowest quarterly return was –22.82% (for the quarter ended March 31, 2020).
As a basis for evaluating each Fund’s performance and risks, the following table shows how each Fund’s performance compares with a broad-based market index that the Adviser believes is an appropriate benchmark for such Fund. The Target Fund compares its performance against the MSCI World Minimum Volatility Index – USD Net Returns, which measures the performance characteristics of a minimum variance strategy applied to a universe of large- and mid-cap stocks in developed market countries. The Acquiring Fund compares its performance against the MSCI All Country World Index – USD Net Returns, which measures the performance of stock markets in developed and emerging markets countries throughout the world (excluding the U.S.). Further, the table includes the effects of each Fund’s expenses and assumes that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as individual retirement accounts. Returns after taxes on distributions and redemptions may be higher than before tax returns and/or after taxes on distributions shown because they reflect the tax benefit of capital losses realized in the redemption of Fund shares.
Average annual total returns are shown below for each Fund for the periods ended December 31, 2023 (the most recently completed calendar year prior to the date of this Prospectus/Proxy Statement). Remember that past performance of a Fund is not indicative of its future performance.

Average Annual Total Returns (Periods Ending December 31, 2023)
	Target Fund
	1 Year	5 Years	Since Inception 2/28/2017
Class S (before taxes)	8.03%	7.38%	6.53%
Class S (after taxes on distributions)	6.92%	6.57%	5.74%
Class S (after taxes on distributions and redemptions)	5.54%	5.78%	5.11%
MSCI World Minimum Volatility Index (reflects no deduction for fees, expenses or taxes)	7.42%	6.95%	6.41%

	Acquiring Fund
	1 Year	5 Years	10 Years
Class S (before taxes)	22.09%	11.04%	7.90%
Class S (after taxes on distributions)	20.43%	8.94%	5.88%
Class S (after taxes on distributions and redemptions)	14.15%	8.45%	5.89%
MSCI All Country World Index – USD Net Returns (reflects no deduction for fees, expenses or taxes)	22.20%	11.72%	7.93%
Management of the Funds
The Board
The Board has oversight responsibilities for each Fund and performs its fiduciary duties imposed on the trustees of investment companies by the 1940 Act and under applicable state law.
The Adviser
Each Fund is managed by Thrivent Asset Mgt., 901 Marquette Ave., Suite 2500, Minneapolis, Minnesota 55402. Thrivent Asset Mgt. had approximately $30 billion in assets under management as of December 31, 2023. Thrivent Asset Mgt. is an indirect wholly owned subsidiary of Thrivent Financial for Lutherans (“Thrivent”).

Thrivent and its affiliates have been in the investment advisory business since 1986 and had approximately $150.7 billion in assets under management as of December 31, 2023. Thrivent Asset Mgt. establishes the overall investment strategy and provides investment research and supervision of the assets for each of the Funds.
The Trust’s semiannual report discusses the basis for the Board approving the investment advisory agreement between the Trust and Thrivent Asset Mgt.
Management Fees
Each Fund pays an annual investment advisory fee to the Adviser. The advisory contract between the Adviser and the Trust provides for the following advisory fees for each Fund, expressed as an annual rate of average daily net assets:
Target Fund
0.600% of average daily net assets up to $100 million
0.500% of average daily net assets greater than $100 million
Acquiring Fund
0.650% of average daily net assets up to $500 million
0.575% of average daily net assets greater than $500 million up to $1 billion
0.500% of average daily net assets greater than $1 billion up to $2 billion
0.475% of average daily net assets greater than $2 billion up to $2.5 billion
0.450% of average daily net assets greater than $2.5 billion up to $5 billion
0.425% of average daily net assets greater than $5 billion
During the twelve-months ended December 31, 2023, the contractual advisory fees for the Target Fund were 0.600% of the Target Fund’s average daily net assets.
During the twelve-months ended December 31, 2023, the contractual advisory fees for the Acquiring Fund were 0.560% of the Acquiring Fund’s average daily net assets.
For a complete description of each Fund’s advisory services, see the section of the Fund Prospectus entitled “Management of the Funds” and the section of the Fund SAI entitled “Investment Adviser and Portfolio Managers.”
Administrative Service Fee

The Adviser is responsible for providing certain administrative and accounting services to the Funds. Each Fund pays the Adviser a fee equal to the sum of $80,000 ($70,000 prior to January 1, 2024) plus 0.017% of the Fund’s average daily net assets for providing such services to the Fund. See “Other Services – Administration Contract” in the Trust’s SAI for additional information.
Portfolio Managers
Noah J. Monsen, CFA, Brian W. Bomgren, CQF, and Jing Wang, CFA are jointly and primarily responsible for the day-to-day management of the Target Fund. Mr. Monsen is a senior portfolio manager and has served as a portfolio manager for the Fund since February 2017. He has been in the industry since 2008 and joined Thrivent in 2000. Mr. Bomgren is a senior portfolio manager and has served as a portfolio manager for the Fund since February 2018. He has been in the industry since 2006 and joined Thrivent in 2006. Mr. Wang is a senior portfolio manager and has served as a portfolio manager for the Fund since February 2023. He has been in the industry since 2008. Prior to joining Thrivent in 2006, he was at Pine River Capital Management from 2008 to 2019.
Kurt J. Lauber, CFA, Noah J. Monsen, CFA, Lauri A. Brunner, and David R. Spangler, CFA are jointly and primarily responsible for the day-to-day management of the Acquiring Fund. Mr. Lauber is a senior portfolio manager and has served as a portfolio manager for the Fund since March 2013. He has been in the industry since 1990 and joined Thrivent in 2004. Mr. Monsen is a senior portfolio manager and has served as a portfolio manager for the Fund since February 2018. He has been in the industry since 2008 and joined Thrivent in 2000. Ms. Brunner is a senior portfolio manager and has served as a portfolio manager for the Fund since September 2018. She has been in the industry since 1993 and joined Thrivent in 2007. Mr. Spangler is a senior portfolio manager and has served as a portfolio manager for the Fund since February 2019. He has been in the industry since 1989 and joined Thrivent in 2002. Mr. Lauber, Mr. Monsen, Ms. Brunner, and Mr. Spangler will continue to manage the Acquiring Fund following the Reorganization.
The Fund SAI provides information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of shares of the Funds.
Other Service Providers

State Street Bank and Trust Company, One Congress Street, Suite 1, Boston, Massachusetts 02114-2016, serves as the custodian for the Funds.
Thrivent Financial Investor Services Inc., 901 Marquette Avenue, Suite 2500, Minneapolis, Minnesota 55402-3211, provides transfer agency and dividend payment services necessary to the Funds.
Thrivent Distributors, LLC, 901 Marquette Avenue, Suite 2500, Minneapolis, Minnesota 55402-3211, serves as the distributor and principal underwriter for the Funds.
PricewaterhouseCoopers LLP, 45 South Seventh Street, Suite 3400, Minneapolis, Minnesota 55402, serves as the Funds independent registered public accounting firm.

Additional Information About the Reorganization
General
The Reorganization Agreement provides that the Target Fund will transfer all of its assets to the Acquiring Fund in exchange for Class S shares of the Acquiring Fund. The Acquiring Fund Class S shares issued to the Target Fund will have an aggregate value equal to the aggregate value of the Target Fund’s net assets immediately prior to the Reorganization. Upon receipt by the Target Fund of Acquiring Fund Class S shares, the Target Fund will distribute such shares of the Acquiring Fund to Target Fund shareholders. Then, as soon as practicable after the Closing Date of the Reorganization, the Target Fund will dissolve under applicable state law. For the Reorganization of Thrivent Low Volatility Equity Fund into Thrivent Global Stock Fund, the Adviser anticipates selling approximately 42% of the market value of the Target Fund’s investments in conjunction with the Reorganization. As of February 29, 2024, the Target Fund’s investments that the Adviser would anticipate selling have a market value of $10,417,289.
The Target Fund will distribute the Acquiring Fund Class S shares received by it pro rata to Target Fund shareholders of record in exchange for their interest in Class S shares of the Target Fund. This distribution will be accomplished by opening new accounts on the books of the Acquiring Fund in the names of the Target Fund shareholders and transferring to those shareholder accounts the Acquiring Fund Class S shares received by the Target Fund. Each newly-opened account on the books of the Acquiring Fund for the previous Target Fund shareholders will represent the equivalent number of Acquiring Fund Class S shares due such shareholder.
Accordingly, as a result of the Reorganization, each Target Fund shareholder would own Acquiring Fund Class S shares that would have an aggregate value immediately after the Reorganization equal to the aggregate value of that shareholder’s Target Fund shares immediately prior to the Reorganization. The interests of each of the Target Fund’s shareholders will not be diluted as a result of the Reorganization. However, as a result of the Reorganization, a shareholder of the Target Fund or the Acquiring Fund will hold a reduced percentage of ownership in the larger combined fund than the shareholder did in either of the separate Funds.
The Acquiring Fund will be the accounting survivor of the Reorganization.

No sales charge or fee of any kind will be assessed to Target Fund shareholders in connection with their receipt of Acquiring Fund Class S shares in the Reorganization.
Any shareholder who has an automatic investment plan or systematic withdrawal plan in place for the Target Fund at the time of the Reorganization will have such plan transferred to the Acquiring Fund unless the shareholder instructs the Fund to change the plan.
Approval of the Reorganization will constitute approval of amendments to any of the fundamental investment restrictions of the Target Fund that might otherwise be interpreted as impeding the Reorganization, but solely for the purpose of and to the extent necessary for consummation of the Reorganization.
Terms of the Reorganization Agreement
The following is a summary of the material terms of the Reorganization Agreement. The form of Reorganization Agreement is attached as Appendix A to this Prospectus/Proxy Statement.
Pursuant to the Reorganization Agreement, the Acquiring Fund will acquire all of the assets of the Target Fund on the Closing Date in exchange for Class S shares of the Acquiring Fund. Subject to the Target Fund’s shareholders approving the Reorganization, the Closing Date shall occur on [July __, 2024], or such other date as determined by an officer of the Trust.
On the Closing Date, the Target Fund will transfer to the Acquiring Fund all of its assets. The Acquiring Fund will in turn transfer to the Target Fund a number of its Class S shares equal in value to the value of the net assets of the Target Fund transferred to the Acquiring Fund as of the Closing Date, as determined in accordance with the valuation method described in the Acquiring Fund’s then current prospectus. In order to minimize any potential for undesirable federal income and excise tax consequences in connection with the Reorganization, the Target Fund will distribute on or before the Closing Date all or substantially all of its undistributed net investment income (including net capital gains) as of such date.
The Target Fund expects to distribute Class S shares of the Acquiring Fund received by the Target Fund to shareholders of the Target Fund promptly after the Closing Date and then dissolve.

The Acquiring Fund and the Target Fund have made certain standard representations and warranties to each other regarding their capitalization, status and conduct of business. Unless waived in accordance with the Reorganization Agreement, the obligations of the parties to the Reorganization Agreement are conditioned upon, among other things:
•
the approval of the Reorganization by the Target Fund’s shareholders;
•
the absence of any rule, regulation, order, injunction or proceeding preventing or seeking to prevent the consummation of the transactions contemplated by the Reorganization Agreement;
•
the receipt of all necessary approvals, registrations and exemptions under federal and state laws;
•
the truth in all material respects as of the Closing Date of the representations and warranties of the parties and performance and compliance in all material respects with the parties’ agreements, obligations and covenants required by the Reorganization Agreement;
•
the effectiveness under applicable law of the registration statement of the Acquiring Fund of which this Prospectus/Proxy Statement forms a part and the absence of any stop orders under the Securities Act of 1933, as amended, pertaining thereto; and
•
the receipt of an opinion of counsel relating to the characterization of the Reorganization as a tax-free reorganization for federal income tax purposes (as further described herein under the heading “Material Federal Income Tax Consequences of the Reorganization”).
The Reorganization Agreement may be terminated or amended by the mutual consent of the parties either before or after approval thereof by the shareholders of the Target Fund, provided that no such amendment after such approval shall be made if it would have a material adverse effect on the interests of such Target Fund’s shareholders. The Reorganization Agreement also may be terminated by the non-breaching party if there has been a material misrepresentation, material breach of any representation or warranty, material breach of contract or failure of any condition to closing.
Reasons for the Proposed Reorganization
In determining whether to recommend approval of the Reorganization Agreement to shareholders of the Target Fund, the Board considered a number of factors, including, but not limited to: (i) the expenses and advisory fees applicable to the Target Fund and the Acquiring Fund before the proposed Reorganization and the estimated expense ratio of the combined portfolio after the proposed Reorganization; (ii) the comparative investment performance of the Funds; (iii) the future growth prospects of each Fund; (iv) the terms and conditions of the Reorganization Agreement; (v) whether the Reorganization would result in the dilution of shareholder interests; (vi) the compatibility of the Funds’ investment objectives, policies, risks and restrictions; (vii) that the proposed Reorganization was expected to be a tax-free reorganization for federal income tax purposes; (viii) the compatibility of the Funds’ service features available to shareholders; and (ix) the estimated costs of the Reorganization, which, except for brokerage and other transaction costs, would be borne by the Adviser of the Funds. The primary factors in the Board’s determination were the Acquiring Fund’s superior recent performance and lower gross and net expense ratios, as well as the benefits of economies of scale of a larger combined portfolio, such as improved growth prospects. The Board considered all factors presented to it, including any adverse factors as described above, and after due consideration concluded that these factors supported a determination to approve the Reorganization Agreement.
The Board believes that the Reorganization would be in the best interests of the Target Fund’s shareholders because: (i) shareholders will become shareholders of a larger combined portfolio with greater potential to increase asset size and achieve economies of scale; (ii) the Acquiring Fund has achieved better performance than the Target Fund for the one-, three-, and five-year periods ended December 31, 2023, both in terms of Morningstar peer group rankings and on an absolute basis, though there is no guarantee of future performance; (iii) Thrivent Asset Mgt., the Funds’ investment adviser, believes that it can most effectively manage the assets currently in the Target Fund by combining such assets with the Acquiring Fund; and (iv) the Acquiring Fund has lower gross and net expense ratios than the Target Fund and shareholders of the Target Fund will experience lower gross and net expense ratios in the Acquiring Fund following the Reorganization.
The Board has determined that the Reorganization is in the best interests of the Target Fund and that the interests of the Target Fund’s shareholders will not be diluted as a result of the Reorganization. In addition, the Board has determined that the Reorganization is in the best interests of the Acquiring Fund and that the interests of the Acquiring Fund shareholders will not be diluted as a result of the Reorganization.

Material Federal Income Tax Consequences of the Reorganization
The following is a general summary of the material anticipated U.S. federal income tax consequences of the Reorganization. This discussion is based upon the Internal Revenue Code of 1986, as amended (the “Code”), Treasury regulations, court decisions, published positions of the Internal Revenue Service (“IRS”) and other applicable authorities, all as in effect on the date hereof and all of which are subject to change or differing interpretations (possibly with retroactive effect). This discussion is limited to U.S. persons who hold shares of the Target Fund as capital assets for U.S. federal income tax purposes on the date of the exchange.
This summary does not address all of the U.S. federal income tax consequences that may be relevant to a particular shareholder or to shareholders who may be subject to special treatment under U.S. federal income tax laws. No assurance can be given that the IRS would not assert or that a court would not sustain a position contrary to any of the tax aspects described below. Shareholders should consult their own tax advisers as to the U.S. federal income tax consequences of the Reorganization to them, as well as the effects of state, local and non-U.S. tax laws.
The Reorganization is expected to be a tax-free reorganization for U.S. federal income tax purposes. It is a condition to closing the Reorganization that the Target Fund and the Acquiring Fund receive an opinion from Reed Smith LLP, special counsel to each Fund, dated as of the Closing Date, regarding the characterization of the Reorganization as a “reorganization” within the meaning of Section 368(a)(1) of the Code. As such a reorganization, the U.S. federal income tax consequences of the Reorganization can be summarized as follows: to the effect that on the basis of existing provisions of the Code, the Treasury regulations promulgated thereunder, current administrative rules and court decisions, generally for U.S. federal income tax purposes, except as noted below:
•
the Reorganization will constitute a reorganization within the meaning of Section 368(a)(1) of the Code, and the Target Fund and the Acquiring Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code;
•
under Section 361 of the Code, no gain or loss will be recognized by the Target Fund upon the transfer of its assets to the Acquiring Fund in exchange for Acquiring Fund shares, or upon the distribution of Acquiring Fund shares by the Target Fund to its shareholders in liquidation;

•
under Section 1032 of the Code, no gain or loss will be recognized by the Acquiring Fund upon receipt of the assets transferred to the Acquiring Fund in exchange for Acquiring Fund shares;
•
under Section 362(b) of the Code, the Acquiring Fund’s tax basis in each asset that the Acquiring Fund receives from the Target Fund will be the same as the Target Fund’s tax basis in such asset immediately prior to such exchange;
•
under Section 1223(2) of the Code, the Acquiring Fund’s holding periods in each asset will include the Target Fund’s holding periods in such asset;
•
under Section 354 of the Code, no gain or loss will be recognized by shareholders of the Target Fund on the distribution of Acquiring Fund shares to them in exchange for their shares of the Target Fund;
•
under Section 358 of the Code, the aggregate tax basis of the Acquiring Fund shares that the Target Fund’s shareholders receive in exchange for their Target Fund shares will be the same as the aggregate tax basis of the Target Fund shares exchanged therefor;
•
under Section 1223(1) of the Code, a Target Fund shareholder’s holding period for the Acquiring Fund shares received in the Reorganization will be determined by including the holding period for the Target Fund shares exchanged therefor, provided that the shareholder held the Target Fund shares as a capital asset on the date of the exchange; and
•
under Section 381 of the Code, the Acquiring Fund will succeed to and take into account the items of the Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Section 381, 382, 383 and 384 of the Code and the Treasury regulations thereunder.
The opinion will be based on certain factual certifications made by the officers of the Target Fund and the Acquiring Fund and will also be based on customary assumptions such as the assumption that the Reorganization will be consummated in accordance with the Reorganization Agreement. The opinion is not a guarantee that the tax consequences of the Reorganization will be as described above. There is no assurance that the IRS or a court would agree with the opinion.
The Acquiring Fund intends to continue to be taxed under the rules applicable to regulated investment companies as defined in Section 851 of the Code which are the same rules currently applicable to the Target Fund. In connection with the Reorganization, on or before the Closing Date, the Target Fund will declare to its shareholders a dividend which, together with all of its previous distributions, will have the effect of distributing to shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid), net tax-exempt interest income and net capital gains through the Closing Date.
Immediately prior to the Reorganization, the Target Fund is not expected to have any unutilized capital loss carryforwards. The final amount of unutilized capital loss carryforwards for the Target Fund is subject to change and will not be determined until the Closing Date. As of February 29, 2024, the capital loss carryforward of the Target Fund and the Acquiring Fund was $0 and $0, respectively.
Generally, the Acquiring Fund will succeed to the capital loss carryforwards of the Target Fund, subject to the limitations described below. If the Target Fund has capital loss carryforwards, such capital losses would, in the absence of the Reorganization, generally be available to offset Target Fund capital gains, thereby reducing the amount of capital gain net income that must be distributed to the Target Fund shareholders.
Under Sections 382 and 383 of the Code, an “equity structure shift” arising as a result of a reorganization under Section 368(a)(1) of the Code can result in limitations on the post-reorganization Fund’s use of capital loss carryforwards of the participating Funds. An “equity structure shift” can trigger limitations on capital loss carryforwards where there is a more than 50% change in the ownership of a Fund.
Even though the Reorganization may result in a more than 50% change in ownership of the Target Fund or the Acquiring Fund, the Adviser does not anticipate a limitation since the Funds are not expected to have capital loss carryforwards.
It is expected that, as of the closing of the Reorganization, all of the Target Fund’s investments will be eligible investments of the Acquiring Fund. Nonetheless, the Adviser anticipates selling some of the Target Fund’s investments in conjunction with the Reorganization. As of February 29, 2024, the Target Fund’s investments that the Adviser would anticipate selling are approximately 42% of the Target Fund’s net assets and have a market value of $10,417,289 and a potential gain of $1,459,252.
A portion of the Target Fund’s assets may be sold prior to the Reorganization. The actual tax impact of such sales on Target Fund shareholders will depend on the difference between the price at which such portfolio assets are sold and the Target Fund's basis in such assets. Any capital gains recognized in these sales will be distributed to the Target Fund's shareholders as capital gain dividends (to the extent of the excess of net realized long-term capital gains over net realized short-term capital losses) and ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale, and such distributions will be taxable to Target Fund shareholders.
Although it is not expected that the Reorganization will be a taxable event for any shareholder, shareholders are urged to consult their own tax advisors as to the specific consequences to them of the Reorganization, including the applicability and effect of state, local, non-U.S. and other tax laws.
Expenses of the Reorganization
All expenses of the Reorganization, except brokerage and other transaction costs, will be paid by the Adviser or an affiliate and will not be borne by shareholders of the Target Fund.
Reorganization expenses include, but are not limited to: all costs related to the preparation and distribution of materials distributed to the Board; all expenses incurred in connection with the preparation of the Reorganization Agreements and a registration statement on Form N-14; SEC and state securities commission filing fees and legal and audit fees in connection with the Reorganizations; the costs of printing and distributing this Prospectus/Proxy Statement; legal fees incurred preparing materials for the Board attending the Board meetings and preparing the Board minutes; auditing fees associated with the Fund’s financial statements; portfolio transfer taxes (if any); and any similar expenses incurred in connection with the Reorganization. Management of the Funds estimates the total cost of the Reorganization of Thrivent Low Volatility Equity Fund into Thrivent Global Stock Fund to be approximately $46,302. If the Reorganization is not approved by shareholders, the Adviser will still bear the costs of the proposed Reorganization.
Any brokerage and other transaction costs associated with the purchase or disposition of portfolio investments by the Target Fund prior to the Reorganization will be borne by the Target Fund. Any brokerage and other transaction costs associated with the purchase or disposition of portfolio investments by the Acquiring Fund after the Reorganization will be borne by the Acquiring Fund. Total brokerage and other transaction costs are estimated to be $6,095, which is two basis points of the Target Fund’s net assets as of February 29, 2024.

Additional Information About the Funds
Governing Law
The Trust is an open-end management investment company registered under the 1940 Act and was organized as a Massachusetts Business Trust on March 10, 1987. The Trust is authorized to issue shares of beneficial interest, par value $0.01 per share, divisible into an indefinite number of different series and classes and operates as a “series company” as provided by Rule 18f-2 under the 1940 Act. The Trust commenced operations on July 16, 1987, and currently consists of 25 series or “Funds.” Each Fund of the Trust, other than Thrivent Large Cap Growth Fund, is diversified within the meaning of the 1940 Act.
The Trust’s organizational documents are filed as part of the Trust’s registration statement with the SEC, and shareholders may obtain copies of such documents as described on the first page of this Prospectus/Proxy Statement and in the Questions and Answers preceding this Prospectus/Proxy Statement.
The Declaration of Trust provides that each shareholder shall be deemed to have agreed to be bound by its terms. A vote of shareholders and the Board may amend the Declaration of Trust. The Trust may issue an unlimited number of shares in one or more series as the Board may authorize.
Each class is subject to such investment minimums and other conditions as set forth in a prospectus, as such may be amended from time to time. Differences in expenses among classes are described in the Trust’s Amended and Restated Plan Pursuant to Rule 18f-3 under the 1940 Act. Class S and Class A shares pay the expenses associated with their different distribution arrangements. Each class may, at the Board’s discretion, also pay a different share of other expenses, not including advisory or custodial fees or other expenses related to the management of the Trust’s assets, if these expenses are actually incurred in a different amount by that class, or if the class receives services of a different kind or to a different degree than the other class. All other expenses will be allocated to each class on the basis of the net asset value of the particular Fund.

Each class of shares has identical voting rights except that each class has exclusive voting rights on any matter submitted to shareholders relating solely to the class or where the interests of one class differ from the interests of the other class. Class A shares have exclusive voting rights on matters involving the Distribution Plan and Agreement pursuant to Rule 12b-1 under the 1940 Act as applied to that class. Matters submitted to shareholder vote must be approved by each Fund separately except:
1.
when required otherwise by the 1940 Act; or
2.
when the Trustees determine that the matter does not affect all Funds; then, only the shareholders of the affected Funds may vote.
Shares are freely transferable, and holders thereof are entitled to receive dividends declared by the Trustees, and receive the assets of their respective Fund in the event of liquidation. The Trust generally holds shareholder meetings only when required by law or at the written request of shareholders owning at least 10% of the Trust’s outstanding shares. Shareholders may remove the Trustees from office by votes cast in person or by proxy at a shareholder meeting.
At the request of shareholders holding 10% or more of the outstanding shares of the Trust, the Trust will hold a special meeting for the purpose of considering the removal of a Trustee(s) from office, and the Trust will cooperate with and assist shareholders of record who notify the Trust that they wish to communicate with other shareholders for the purpose of obtaining signatures to request such a meeting, all pursuant to and in accordance with Section 16(c) of the 1940 Act, as amended.
Under Massachusetts law, shareholders of a business trust may be held personally liable, under certain circumstances, for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder, Trustee and/or officer liability for acts performed on behalf of the Trust or for Trust obligations that are binding only on the assets and property of the Trust. The Funds intend to include this disclaimer in each agreement, obligation, or contract entered into or executed by the Trust or the Board. The Declaration of Trust provides for indemnification out of the Trust’s assets for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. The risk of a shareholder incurring financial loss on account of shareholder liability is remote because it is limited to circumstances where the Trust itself is unable to meet its obligations.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase a Fund through a broker-dealer or other financial intermediary (such as an insurance company), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial professional to recommend the Fund over another investment. Ask your financial professional or visit your financial intermediary’s website for more information.
Buying and Redeeming Shares
The Trust offers Class S shares for each of the Funds and Class A shares for the Acquiring Fund. There is no sales charge imposed in connection with the purchase or exchange of Class S shares, and such shares are not subject to any Rule 12b-1 fees. In contrast, Class A shares are subject to sales charges and Rule 12b-1 fees, although sales charges or Rule 12b-1 fees may be reduced or removed for the purchase and exchange of some Funds. Because the sales charges and expenses vary between the Class S shares and Class A shares, performance will vary with respect to each class.
You may purchase, redeem or exchange shares of the Funds in several ways. Shares may be purchased, redeemed or exchanged through a broker-dealer or financial intermediary who maintains a selling agreement with the Funds’ principal underwriter, Thrivent Distributors, LLC (“Thrivent Distributors”), as well as through certain retirement plans and deferred compensation plans. Shares also may be purchased, redeemed or exchanged through mail; telephone; the Internet; the mobile app; wire/ACH transfer; or an Automatic Investment, Redemption or Exchange Plan. New purchases of Class A shares are available only to certain accounts maintained with certain broker-dealers who have elected to offer Class A shares; existing Class A shareholders may make additional purchases of Class A shares.
The Trust has authorized certain broker-dealers to receive purchase and redemption orders on the Funds’ behalf, and such broker-dealers are authorized to designate other intermediaries to receive orders on the Funds’ behalf. Such broker-dealers and intermediaries may charge fees for effecting transactions or for other services. If your Fund shares are held in an account subject to a broker-dealer’s investment advisory program or an account service fee agreement, please contact your financial professional for information about these fees and the services available for the different fees or for help with transactions in, or changes to, your Fund account.
Class S shares may be available through certain fee-based investment advisory programs sponsored by broker-dealers or financial intermediaries. Class S shares also may be purchased, redeemed or exchanged through certain broker-dealers or intermediaries who maintain selling agreements with Thrivent Distributors, subject to an account service fee for certain services provided by the broker-dealer and their financial professionals. If a shareholder elects to pay such an account service fee, the shareholder will pay such fee directly to the broker-dealer from the shareholder’s account (the fee is not deducted from the Fund).
For Class S shares, if you do not utilize the services of a broker-dealer or financial professional, or if you want to terminate an account service fee agreement, you will manage your Fund account online at thriventfunds.com or you may call the Thrivent Mutual Funds Interaction Center at 800-847-4836.
For additional information about buying and redeeming Fund shares, see the “Shareholder Information” section in the Trust Prospectus.
Pricing of Fund Shares
The price of a Fund’s shares is based on the Fund’s net asset value (“NAV”). Each Fund determines its NAV for a particular class of shares once daily at the close of regular trading on the New York Stock Exchange (“NYSE”), which is normally 4:00 p.m. Eastern time. If the NYSE has an unscheduled early close but certain other markets remain open until their regularly scheduled closing time, the NAV may be determined as of the regularly scheduled closing time of the NYSE. If the NYSE and/or certain other markets close early due to extraordinary circumstances (e.g., weather, terrorism, etc.), the NAV may be calculated as of the early close of the NYSE and/or certain other markets. The NAV generally will not be determined on days when, due to extraordinary circumstances, the NYSE and/or certain other markets do not open for trading. The Funds generally do not determine NAV on holidays observed by the NYSE or on any other day when the NYSE is closed. The NYSE is regularly closed on Saturdays and Sundays, New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The price at which you purchase or redeem shares of a Fund is based on the next calculation of the NAV after the Fund receives your purchase or redemption request in good order.

Each Fund determines the NAV for a particular class by dividing the total Fund assets attributable to that class, less all liabilities attributable to such class, by the total number of outstanding shares of that class. To determine the NAV, the other Funds generally value their securities at current market value using readily available market prices. If market prices are not readily available or if the Adviser determines that they are not reliable, the Board has designated the Adviser to make fair valuation determinations in accordance with Rule 2a-5 under the 1940 Act. Fair valuation of a particular security is an inherently subjective process, with no single standard to utilize when determining a security’s fair value. In each case where a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation. This consideration includes a review of various factors set forth in the pricing policies. For any portion of a Fund’s assets that are invested in other mutual funds, the NAV is calculated based upon the NAV of the mutual funds in which the Fund invests, and the prospectuses for those mutual funds explain the circumstances under which they will use fair value pricing and the effects of such a valuation.
Because many foreign markets close before the U.S. markets, significant events may occur between the close of the foreign market and the close of the U.S. markets, when the Fund’s assets are valued, that could have a material impact on the valuation of foreign securities (i.e., available price quotations for these securities may not necessarily reflect the occurrence of the significant event). The Adviser evaluates the impact of these significant events and adjusts the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets to the extent that the available price quotations do not, in the Adviser’s opinion, adequately reflect the occurrence of the significant events.
Please note that the Target Fund and the Acquiring Fund have identical valuation policies. As a result, there will be no material change to the value of the Target Fund’s assets because of the Reorganization.
Frequent Trading Policies
The Fund’s have identical policies with respect to frequent purchases and redemptions. For more information, see “Frequent Trading Policies and Monitoring Processes” disclosures in the Trust’s Prospectus, which are incorporated herein by reference. The Reorganization will not affect these policies.

Distributions
Income dividends are derived from investment income, including dividends, interest, and certain foreign currency gains, if any, received by the Funds. Dividends of the Funds, if any, are generally declared and paid annually.
Capital gains distributions, if any, usually will be paid in December for the prior twelve-month period ending October 31 for the Funds.
Any option selected by Target Fund shareholders for the receipt of dividends and capital gains distributions will continue to apply to Class S shares of the Acquiring Fund received in the Reorganization. See “Distributions—Distribution Options” in the Trust Prospectus for additional information about the available distribution options.
Outstanding Shares and Principal Shareholders
Under the 1940 Act, any person who owns of record or is known by the Trust to own beneficially 5% or more of any class of a Fund’s outstanding shares is deemed a principal holder, and any person who owns more than 25% of a Fund’s outstanding shares is deemed a control person. A shareholder who beneficially owns more than 25% of a Fund’s shares is presumed to “control” the Fund, as that term is defined in the 1940 Act, and may have a significant impact on matters submitted to a shareholder vote. A shareholder who beneficially owns more than 50% of a Fund’s outstanding shares may be able to approve proposals, or prevent approval of proposals, without regard to votes by other Fund shareholders.
At the close of business on the Record Date, the Target Fund had outstanding [_____] shares, which is the total number of possible votes on the proposed Reorganization. [As of the Record Date, the Trustees and officers of the Target Fund as a group owned less than 1% of the shares of the Target Fund.] As of the Record Date, no person was known by the Target Fund to own beneficially or of record as much as 5% of the shares (principal holders) of the Target Fund except as follows:
Shareholder	Shares Outstanding	Approximate Percentage of Ownership
[ ]	[ ]	[ ]
[ ]	[ ]	[ ]

At the close of business on the Record Date, the Acquiring Fund had outstanding [_____] shares. [As of the Record Date, the Trustees and officers of the Acquiring Fund as a group owned less than 1% of the shares of the Acquiring Fund.] As of the Record Date, no person was known by the Acquiring Fund to own beneficially or of record as much as 5% of the Acquiring Fund shares except as follows:
Shareholder	Shares Outstanding	Approximate Percentage of Ownership
[ ]	[ ]	[ ]
[ ]	[ ]	[ ]
Financial Highlights
The Target Fund’s and the Acquiring Fund’s financial highlights for the fiscal year ended October 31, 2023, which are included in the Trust Prospectus and incorporated herein by reference, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report thereon is included in the annual report. The financial highlights audited by PricewaterhouseCoopers LLP have been incorporated by reference in reliance on their reports given on their authority as experts in auditing and accounting.

Voting and Meeting Information
Record Date
The Board has fixed the close of business on April 26, 2024, as the Record Date for the determination of shareholders entitled to notice of, and to vote at, the Meeting. Target Fund shareholders on the Record Date are entitled to one vote for each share held, with no shares having cumulative voting rights.
Quorum
One-third of the number of shares of the Target Fund outstanding and entitled to vote at the Meeting represented in person or by proxy constitutes a quorum.
Required Vote
The Board has unanimously approved the Reorganization, subject to shareholder approval. Approval of the Reorganization requires the affirmative vote of a “Majority of the Outstanding Voting Securities” of the Target Fund, which is, under the 1940 Act, the lesser of (1) 67% or more of the shares of the Target Fund present at the Meeting if the holders of more than 50% of the outstanding shares of the Target Fund are present or represented by proxy, or (2) more than 50% of the outstanding shares of the Target Fund.
Voting
Target Fund shareholders may vote in any one of four ways: (i) Internet, (ii) phone, (iii) mail, or (iv) in person at the Meeting. Instructions on how to vote by Internet, phone and mail are included with the enclosed proxy materials.
Shareholders who execute proxies by Internet, phone or mail may revoke them at any time prior to the Meeting by filing with the Trust a written notice of revocation; executing and returning another proxy bearing a later date; voting later by Internet or phone; or attending the Meeting and providing new voting instructions. Attending the Meeting will not by itself revoke any previously submitted voting instructions.
The required control number for Internet and telephone voting is printed on the enclosed proxy card. The control number is used to match voting proxy cards with shareholders’ respective accounts and to ensure that, if multiple proxy cards are executed, shares are voted in accordance with the proxy card bearing the latest date. The Target Fund employs procedures for Internet and phone voting, such as requiring the control number from the proxy card in order to vote by either of these methods, which it considers to be reasonable to confirm that the instructions received are genuine. If reasonable procedures are employed, the Target Fund will not be liable for following Internet or phone votes which it believes to be genuine.
All properly executed proxies received prior to the Meeting will be voted at the Meeting in accordance with the instructions marked thereon or otherwise as provided therein. Proxies received prior to the Meeting on which no vote is indicated will be voted “FOR” the approval of the proposed Reorganization. If a proxy card is timely returned with no voting instructions, the shares of the Target Fund will be voted FOR the Reorganization.
Proxy votes that are not timely received will not be counted for purposes of quorum or for or against the Reorganization. Any shares of the Target Fund held by Thrivent Asset Mgt. or any of its affiliates for their own account and any shares held in an asset allocation fund managed by the Thrivent Asset Mgt. will be voted in proportion to the proxy cards received for all shares participating in the solicitation for the Target Fund.
Revocation of Voting Instructions
Shareholders who execute proxies by Internet, phone or mail may revoke them at any time prior to the Meeting by filing with the Trust a written notice of revocation; executing and returning another proxy bearing a later date; voting later by Internet or phone; or attending the Meeting and providing new voting instructions. Attending the Meeting will not by itself revoke any previously submitted voting instructions.
Abstentions and Broker Non-Votes
Abstentions and broker non-votes (i.e., where a nominee such as a broker holding shares for beneficial owners votes on certain matters pursuant to discretionary authority or instructions from beneficial owners, but with respect to one or more proposals does not receive instructions from beneficial owners or does not exercise discretionary authority) will be deemed present for quorum purposes. Abstentions and broker non-votes have the same effect as votes “AGAINST” the Reorganization.

Solicitation of Voting Instructions
Solicitation of proxies is being made primarily by the mailing of this Prospectus/Proxy Statement with its enclosures on or about [May __, 2024]. Shareholders of the Target Fund whose shares are held by nominees, such as brokers, can vote their proxies by contacting their respective nominee. In addition to the solicitation of proxies by mail, employees of Thrivent Asset Mgt. and its affiliates, without additional compensation, may solicit proxies in person or by phone, telegraph, facsimile or oral communication. The Target Fund has engaged Mediant, a professional proxy services firm, to assist in the distribution of proxy materials and additional solicitation (if any) and the tabulation of proxies, pursuant to a Master Agreement with BetaNXT, Inc., the owner of Mediant, which includes a statement of work. The Master Agreement includes provisions for limitation of liability and termination and a statement of work describing Mediant’s obligations with respect to proxy solicitation.
Thrivent Asset Mgt. anticipates that additional solicitation by Mediant will not be necessary. Any direct costs associated with the proxy solicitation and Meeting, including printing, distribution, and any proxy solicitation costs as well as the costs of the Meeting, will be paid by the Adviser. The costs to the Adviser for the distribution of proxy materials and the solicitation and tabulation of proxies are not expected to exceed $23,424. If the Reorganization is not approved by shareholders, the Adviser will still bear the costs associated with the proxy solicitation and Meeting.
We ask that you promptly mail your proxy card, for which no postage is required if mailed in the United States, or record your voting instructions by Internet or phone, regardless of whether you plan to attend the Meeting.
Other Matters to Come Before the Meeting
The Board knows of no business other than that described in the Notice that will be presented for consideration at the Meeting.
Possible Adjournment
In the event that a quorum is present at the Meeting but sufficient votes to approve the proposed Reorganization are not received, proxies (including abstentions and broker non-votes) will be voted in favor of one or more adjournments of the Meeting to permit further solicitation of proxies, provided that the Board determines that such an adjournment and additional solicitation is reasonable and in the interest of shareholders based on a consideration of all relevant factors, including the nature of the particular proposal, the percentage of votes then cast, the percentage of negative votes cast, the nature of the proposed solicitation activities and the nature of the reasons for such further solicitation. Any such adjournment will require the affirmative vote of the holders of a majority of the outstanding shares voted at the session of the Meeting to be adjourned.
Annual or Special Meetings of Shareholders
There will be no annual or further special meetings of shareholders of the Trust unless required by applicable law or called by the Board in its discretion. Shareholders wishing to submit proposals for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the Secretary of the Trust, 901 Marquette Ave., Suite 2500, Minneapolis, Minnesota 55402-3211. Shareholder proposals should be received in a reasonable time before the solicitation is made.
[May __, 2024]
Date of Combined Prospectus/Proxy Statement

Appendix A—Form of Agreement and Plan of Reorganization

This Agreement and Plan of Reorganization (the “Agreement”) is made as of [July __, 2024] by Thrivent Mutual Funds (the “Trust”), a Massachusetts business trust, on behalf of its series, Thrivent Global Stock Fund (the “Acquiring Fund”) and Thrivent Low Volatility Equity Fund (the “Target Fund”). Thrivent Financial for Lutherans is also party to the Agreement solely for purposes of Section 3.F.
Witnesseth:
WHEREAS, the Board of Trustees (the “Board”) of the Trust, on behalf of each of the Acquiring Fund and the Target Fund, has determined that entering into this Agreement whereby the Target Fund would transfer all of its assets and liabilities to the Acquiring Fund in exchange for shares of the Acquiring Fund, is in the best interests of the shareholders of their respective Trust; and
WHEREAS, the parties intend that this transaction qualify as a reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”);
NOW, THEREFORE, in consideration of the mutual promises contained herein, and intending to be legally bound hereby, the parties hereto agree as follows:
1. Plan of Transaction.
A. Transfer of Assets. Upon satisfaction of the conditions precedent set forth in Sections 7 and 8 hereof, the Target Fund will convey, transfer and deliver to the Acquiring Fund at the closing, provided for in Section 2 hereof, all of the existing assets of the Target Fund (including accrued interest to the Closing Date) (as defined below), free and clear of all liens, encumbrances and claims whatsoever (the assets so transferred collectively being referred to as the “Assets”).
B. Consideration. In consideration thereof, the Acquiring Fund agrees that the Acquiring Fund at the closing will deliver to the Target Fund, full and fractional Class S Shares of beneficial interest, par value $0.01 per share, of the Acquiring Fund having net asset values per share calculated as provided in Section 3(A) hereof, in an amount equal to the aggregate dollar value of the Assets determined pursuant to

Section 3(A) hereof net of any liabilities of the Target Fund described in Section 3(E) hereof (the “Liabilities”) (collectively, the “Acquiring Fund Shares”). The calculation of full and fractional Acquiring Fund Shares to be exchanged shall be carried out to no less than two (2) decimal places. All Acquiring Fund Shares delivered to the Target Fund in exchange for such Assets shall be delivered at net asset value without sales load, commission or other transactional fees being imposed.
2. Closing of the Transaction.
A. Closing Date. The closing shall occur within thirty (30) business days after the later of the receipt of all necessary regulatory approvals and the final adjournment of the meeting of shareholders of the Target Fund at which this Agreement will be considered and approved, or such later date as soon as practicable thereafter, as the parties may mutually agree (the “Closing Date”). On the Closing Date, the Acquiring Fund shall deliver to the Target Fund the Acquiring Fund Shares in the amount determined pursuant to Section 1(B) hereof and the Target Fund thereafter shall, in order to effect the distribution of such shares to the Target Fund shareholders, instruct the Acquiring Fund to register the pro rata interest in the Acquiring Fund Shares (in full and fractional shares) of each of the holders of record of Class S Shares of the Target Fund in accordance with their holdings of shares of the Target Fund and shall provide as part of such instruction a complete and updated list of such holders (including addresses and taxpayer identification numbers), and the Acquiring Fund agrees promptly to comply with said instruction. The Acquiring Fund shall have no obligation to inquire as to the validity, propriety or correctness of such instruction, but shall assume that such instruction is valid, proper and correct.
3. Procedure for Reorganization.
A. Valuation. The value of the Assets and Liabilities of the Target Fund to be transferred and assumed, respectively, by the Acquiring Fund shall be computed as of the Closing Date, in the manner set forth in the most recent Prospectus and Statement of Additional Information of the Acquiring Fund (collectively, the “Acquiring Fund Prospectus”), copies of which have been delivered to the Target Fund.
B. Delivery of Fund Assets. The Assets shall be delivered to State Street Bank and Trust Company as Custodian for the Acquiring Fund or such other custodian as designated by the Acquiring Fund (collectively the “Custodian”) for the benefit of the Acquiring Fund, duly endorsed in proper form for transfer in such condition as to constitute a good delivery thereof, free and clear of all liens, encumbrances and claims whatsoever, in accordance with the custom of brokers, and shall be accompanied by all necessary state stock transfer stamps, if any, the cost of which shall be borne by the Target Fund and the Acquiring Fund, in proportion to their respective declines in total operating expenses, if any.
C. Failure to Deliver Securities. If the Target Fund is unable to make delivery pursuant to Section 3(B) hereof to the Custodian of any of the securities of the Target Fund for the reason that any such securities purchased by the Target Fund have not yet been delivered it by the Target Fund’s broker or brokers, then, in lieu of such delivery, the Target Fund shall deliver to the Custodian, with respect to said securities, executed copies of an agreement of assignment and due bills executed on behalf of such broker or brokers, together with such other documents as may be required by the Acquiring Fund or Custodian, including brokers’ confirmation slips.
D. Shareholder Accounts. The Acquiring Fund, in order to assist the Target Fund in the distribution of the Acquiring Fund Shares to the Target Fund shareholders after delivery of the Acquiring Fund Shares to the Target Fund, will establish pursuant to the request of the Target Fund an open account with the Acquiring Fund for each shareholder of the Target Fund and, upon request by the Target Fund, shall transfer to such accounts, the exact number of Acquiring Fund Shares then held by the Target Fund specified in the instruction provided pursuant to Section 2 hereof.
E. Liabilities. The Liabilities shall include all of the Target Fund’s liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at the Closing Date, and whether or not specifically referred to in this Agreement. The Target Fund will discharge all of its Liabilities prior to or on the Closing Date.
F. Expenses. In the event that the transactions contemplated herein are consummated, Thrivent Financial for Lutherans (or an affiliate thereof) shall pay the expenses of the Reorganization, including the costs of the special meeting of shareholders of the Target Fund. In addition, as part of the Reorganization, the Target Fund will write off its remaining unamortized organizational expenses, if any, which shall be reimbursed by Thrivent Financial for Lutherans (or an affiliate thereof). The Acquiring Fund shall bear expenses associated with the qualification of shares of the Acquiring Fund for sale in the various states. In addition, to the extent that any transition of Fund securities is required in connection with the Reorganization, the respective Fund may incur transaction expenses associated with the sale and purchase of Fund securities. In the event that the transactions contemplated herein are not consummated for any reason, then all reasonable outside expenses incurred to the date of termination of this Agreement shall be borne by Thrivent Financial for Lutherans (or an affiliate thereof).
G. Dissolution. As soon as practicable after the Closing Date but in no event later than one year after the Closing Date, the Target Fund shall voluntarily dissolve and completely liquidate by taking, in accordance with the laws of the Commonwealth of Massachusetts and federal securities laws, all steps as shall be necessary and proper to effect a complete liquidation and dissolution of the Target Fund. Immediately after the Closing Date, the share transfer books relating to the Target Fund shall be closed and no transfer of shares shall thereafter be made on such books.
4. Representations and Warranties of the Target Fund.
The Target Fund hereby represents and warrants to the Acquiring Fund, which representations and warranties are true and correct on the date hereof, and agrees with the Acquiring Fund that:
A. Organization. The Trust is a trust, with transferable shares, duly organized, validly existing and in good standing in conformity with the laws of its jurisdiction of organization. The Target Fund is a separate series of the Trust duly organized in accordance with the applicable provisions of the Articles of Incorporation of the Trust, as amended through the date hereof (the “Articles of Incorporation”). The Trust and the Target Fund are qualified to do business in all jurisdictions in which it is required to be so qualified, except jurisdictions in which the failure to so qualify would not have a material adverse effect on the Target Fund. The Trust and the Target Fund have all material federal, state and local authorizations necessary to own all of its properties and assets and to carry on its business as now being conducted, except authorizations which the failure to so obtain would not have a material adverse effect on the Target Fund.
B. Registration. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and such registration has not been revoked or rescinded. The Target Fund is in compliance in all material respects with the 1940 Act, and the rules and regulations thereunder with respect to its activities. All of the outstanding common shares of beneficial interest of the Target Fund have been duly authorized and are validly issued, fully paid and non-assessable and not subject to pre-emptive or dissenters’ rights.

C. Audited Financial Statements. The statement of assets and liabilities and the portfolio of investments and the related statements of operations and changes in net assets of the Target Fund audited as of and for the year ended October 31, 2023, true and complete copies of which have been heretofore furnished to the Acquiring Fund, fairly represent the financial condition and the results of operations of the Target Fund as of and for their respective dates and periods in conformity with generally accepted accounting principles applied on a consistent basis during the periods involved.
D. Unaudited Financial Statements. The Target Fund shall furnish to the Acquiring Fund within ten (10) business days after the Closing Date, an unaudited statement of assets and liabilities and the portfolio of investments and the related statements of operations and changes in net assets as of and for the interim period ending on the Closing Date; such financial statements will represent fairly the financial position and portfolio of investments and the results of the Target Fund’s operations as of, and for the periods ending on, the dates of such statements in conformity with generally accepted accounting principles applied on a consistent basis during the periods involved and the results of its operations and changes in financial position for the period then ended; and such financial statements shall be certified by the Treasurer of the Target Fund as complying with the requirements hereof.
E. Contingent Liabilities. There are, and as of the Closing Date will be, no contingent liabilities of the Target Fund not discharged pursuant to Section 3(E), and there are no legal, administrative, or other proceedings pending or, to its knowledge, threatened against the Target Fund which would, if adversely determined, materially affect the Target Fund’s financial condition. All liabilities were incurred by the Target Fund in the ordinary course of its business.
F. Material Agreements. The Target Fund is in compliance with all material agreements, rules, laws, statutes, regulations and administrative orders affecting its operations or its assets; and except as referred to in the most recent Prospectus and Statement of Additional Information of the Target Fund (collectively, the “Target Fund Prospectus”), there are no material agreements outstanding relating to the Target Fund to which the Target Fund is a party.
G. Statement of Earnings. As promptly as practicable, but in any case no later than 30 calendar days after the Closing Date, the Target Fund shall furnish the Acquiring Fund with a statement of the earnings and profits of the Target Fund within the meaning of the Code as of the Closing Date.

H. Tax Returns. At the date hereof and on the Closing Date, all federal and other material tax returns and reports of the Target Fund required by law to have been filed by such dates shall have been filed, and all federal and other taxes shown thereon shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Target Fund’s knowledge no such return is currently under audit and no assessment has been asserted with respect to any such return.
I. Necessary Authority. The Trust on behalf of the Target Fund has the necessary power to enter into this Agreement and to consummate the transactions contemplated herein. The execution, delivery and performance of this Agreement and the consummation of the transactions contemplated herein have been duly authorized by the Board on behalf of the Target Fund, and except for obtaining approval of the Target Fund shareholders, no other corporate acts or proceedings by the Trust on behalf of the Target Fund are necessary to authorize this Agreement and the transactions contemplated herein. This Agreement has been duly executed and delivered by the Trust on behalf of the Target Fund and constitutes a valid and binding obligation of the Target Fund enforceable in accordance with its terms, except as such enforceability may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium or similar laws affecting creditors’ rights generally, or by general principles of equity (regardless of whether enforcement is sought in a proceeding at equity or law).
J. No Violation, Consents and Approvals. The execution, delivery and performance of this Agreement by the Trust on behalf of the Target Fund does not and will not (i) result in a material violation of any provision of the Trust’s or the Target Fund’s organizational documents, (ii) violate any statute, law, judgment, writ, decree, order, regulation or rule of any court or governmental authority applicable to the Target Fund, (iii) result in a material violation or breach of, or constitute a default under any material contract, indenture, mortgage, loan agreement, note, lease or other instrument or obligation to which the Target Fund is subject, or (iv) result in the creation or imposition of any lien, charge or encumbrance upon any property or assets of the Target Fund. Except as have been obtained, (i) no consent, approval, authorization, order or filing with or notice to any court or governmental authority or agency is required for the consummation by the Target Fund of the transactions contemplated by this Agreement and (ii) no consent of or notice to any third party or entity is required for the consummation by the Target Fund of the transactions contemplated by this Agreement.

K. Absence of Changes. From the date of this Agreement through the Closing Date, there shall not have been:
i.
any change in the business, results of operations, assets, or financial condition or the manner of conducting the business of the Target Fund, other than changes in the ordinary course of its business, or any pending or threatened litigation, which has had or may have a material adverse effect on such business, results of operations, assets, financial condition or manner of conducting business;
ii.
issued by the Target Fund any option to purchase or other right to acquire shares of the Target Fund to any person other than subscriptions to purchase shares at net asset value in accordance with terms in the Target Fund Prospectus;
iii.
any entering into, amendment or termination of any contract or agreement by the Target Fund, except as otherwise contemplated by this Agreement;
iv.
any indebtedness incurred, other than in the ordinary course of business, by the Target Fund for borrowed money or any commitment to borrow money entered into by the Target Fund;
v.
any amendment of the Trust’s or the Target Fund’s organizational documents; or
vi.
any grant or imposition of any lien, claim, charge or encumbrance (other than encumbrances arising in the ordinary course of business with respect to covered options) upon any asset of the Target Fund other than a lien for taxes not yet due and payable.
L. Title. On the Closing Date, the Target Fund will have good and marketable title to the Assets, free and clear of all liens, mortgages, pledges, encumbrances, charges, claims and equities whatsoever, other than a lien for taxes not yet due and payable, and full right, power and authority to sell, assign, transfer and deliver such Assets; upon delivery of such Assets, the Acquiring Fund will receive good and marketable title to such Assets, free and clear of all liens, mortgages, pledges, encumbrances, charges, claims and equities whatsoever, other than a lien for taxes not yet due and payable.
M. Prospectus/Proxy Statement. The Registration Statement on Form N-14 of the Trust (the “Registration Statement”) and the Prospectus/Proxy Statement contained therein (the “Prospectus/Proxy Statement”), as of the effective date of the Registration Statement, and at all times subsequent thereto up to and including the Closing Date, as amended or as supplemented if it shall have been amended or supplemented, conform and will conform as they relate to the Target Fund, in all material respects, to the applicable requirements of the applicable federal and state securities laws and the rules and regulations of the Securities and Exchange Commission (the “SEC”) thereunder, and do not and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, except that no representations or warranties in this Section 4(M) apply to statements or omissions made in reliance upon and in conformity with written information concerning the Acquiring Fund furnished to the Target Fund by the Acquiring Fund.
N. Tax Qualification. The Target Fund has qualified as a regulated investment company within the meaning of Section 851 of the Code for each of its taxable years; and has satisfied the distribution requirements imposed by Section 852 of the Code for each of its taxable years.
5. Representations and Warranties of the Acquiring Fund.
The Acquiring Fund hereby represents and warrants to the Target Fund, which representations and warranties are true and correct on the date hereof, and agrees with the Target Fund that:
A. Organization. The Trust is duly formed and in good standing under the laws of the state of its organization and is duly authorized to transact business in the state of its organization. The Acquiring Fund is a separate series of the Trust duly organized in accordance with the applicable provisions of the Articles of Incorporation. The Trust and the Acquiring are qualified to do business in all jurisdictions in which it is required to be so qualified, except jurisdictions in which the failure to so qualify would not have a material adverse effect on the Acquiring Fund. The Trust and the Acquiring Fund have all material federal, state and local authorizations necessary to own all of its properties and assets and to carry on its business and the business thereof as now being conducted, except authorizations which the failure to so obtain would not have a material adverse effect on the Acquiring Fund.
B. Registration. The Trust is registered under the 1940 Act as an open-end management investment company and such registration has not been revoked or rescinded. The Acquiring Fund is in compliance in all material respects with the 1940 Act, and the rules and regulations thereunder with respect to its activities. All of the outstanding shares of common stock of the Acquiring Fund have been duly authorized and are validly issued, fully paid and non-assessable and not subject to pre-emptive or dissenters’ rights.
C. Audited Financial Statements. The statement of assets and liabilities and the portfolio of investments and the related statements of operations and changes in net assets of the Acquiring Fund audited as of and for the year ended October 31, 2023, true and complete copies of which have been heretofore furnished to the Target Fund, fairly represent the financial condition and the results of operations of the Acquiring Fund as of and for their respective dates and periods in conformity with generally accepted accounting principles applied on a consistent basis during the periods involved.
D. Unaudited Financial Statements. The Acquiring Fund shall furnish to the Target Fund within ten (10) business days after the Closing Date, an unaudited statement of assets and liabilities and the portfolio of investments and the related statements of operations and changes in net assets as of and for the interim period ending on the Closing Date; such financial statements will represent fairly the financial position and portfolio of investments and the results of its operations as of, and for the period ending on, the dates of such statements in conformity with generally accepted accounting principles applied on a consistent basis during the period involved and the results of its operations and changes in financial position for the periods then ended; and such financial statements shall be certified by the Treasurer of the Acquiring Fund as complying with the requirements hereof.
E. Contingent Liabilities. There are, and as of the Closing Date will be, no contingent liabilities of the Acquiring Fund not disclosed in the financial statements delivered pursuant to Sections 5(C) and 5(D) hereof which would materially affect the Acquiring Fund’s financial condition, and there are no legal, administrative, or other proceedings pending or, to its knowledge, threatened against the Acquiring Fund which would, if adversely determined, materially affect the Acquiring Fund’s financial condition. All liabilities were incurred by the Acquiring Fund in the ordinary course of its business.
F. Material Agreements. The Acquiring Fund is in compliance with all material agreements, rules, laws, statutes, regulations and administrative orders affecting its operations or its assets; and, except as referred to in the Acquiring Fund Prospectus there are no material agreements outstanding relating to the Acquiring Fund to which the Acquiring Fund is a party.
G. Tax Returns. At the date hereof and on the Closing Date, all federal and other material tax returns and reports of the Acquiring Fund required by law to have been filed by such dates shall have been filed, and all federal and other taxes shown thereon shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund’s knowledge no such return is currently under audit and no assessment has been asserted with respect to any such return.
H. Necessary Authority. The Trust on behalf of the Acquiring Fund has the necessary power to enter into this Agreement and to consummate the transactions contemplated herein. The execution, delivery and performance of this Agreement and the consummation of the transactions contemplated herein have been duly authorized by the Board on behalf of the Acquiring Fund, no other corporate acts or proceedings by the Acquiring Fund are necessary to authorize this Agreement and the transactions contemplated herein. This Agreement has been duly executed and delivered by the Trust on behalf of the Acquiring Fund and constitutes a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, except as such enforceability may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium or similar laws affecting creditors’ rights generally, or by general principals of equity (regardless of whether enforcement is sought in a proceeding at equity or law).
I. No Violation; Consents and Approvals. The execution, delivery and performance of this Agreement by Trust on behalf of the Acquiring Fund does not and will not (i) result in a material violation of any provision of Trust’s or the Acquiring Fund’s organizational documents, (ii) violate any statute, law, judgment, writ, decree, order, regulation or rule of any court or governmental authority applicable to the Acquiring Fund, (iii) result in a material violation or breach of, or constitute a default under any material contract, indenture, mortgage, loan agreement, note, lease or other instrument or obligation to which the Acquiring Fund is subject, or (iv) result in the creation or imposition or any lien, charge or encumbrance upon any property or assets of the Acquiring Fund. Except as have been obtained, (i) no consent, approval, authorization, order or filing with or notice to any court or governmental authority or agency is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement and (ii) no consent of or notice to any third party or entity is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement.
J. Absence of Proceedings. There are no legal, administrative or other proceedings pending or, to its knowledge, threatened against the Acquiring Fund which would materially affect its financial condition.

K. Acquiring Fund Shares: Registration. The Acquiring Fund Shares to be issued pursuant to Section 1 hereof will be duly registered under the Securities Act of 1933, as amended (the “Securities Act”), and all applicable state securities laws.
L. Acquiring Fund Shares: Authorization. The Acquiring Fund Shares to be issued pursuant to Section 1 hereof have been duly authorized and, when issued in accordance with this Agreement, will be validly issued, fully paid and non-assessable, will not be subject to pre-emptive or dissenters’ rights and will conform in all material respects to the description thereof contained in the Acquiring Fund’s Prospectus furnished to the Target Fund.
M. Absence of Changes. From the date hereof through the Closing Date, there shall not have been any change in the business, results of operations, assets or financial condition or the manner of conducting the business of the Acquiring Fund, other than changes in the ordinary course of its business, which has had a material adverse effect on such business, results of operations, assets, financial condition or manner of conducting business.
N. Registration Statement. The Registration Statement and the Prospectus/Proxy Statement as of the effective date of the Registration Statement, and at all times subsequent thereto up to and including the Closing Date, as amended or as supplemented if they shall have been amended or supplemented, conforms and will conform, as they relate to the Acquiring Fund, in all material respects, to the applicable requirements of the applicable federal securities laws and the rules and regulations of the SEC thereunder, and do not and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, except that no representations or warranties in this Section 5 apply to statements or omissions made in reliance upon and in conformity with written information concerning the Target Fund furnished to the Acquiring Fund by the Target Fund.
O. Tax Qualification. The Acquiring Fund has qualified as a regulated investment company within the meaning of Section 851 of the Code for each of its taxable years; and has satisfied the distribution requirements imposed by Section 852 of the Code for each of its taxable years.

6. Covenants.
During the period from the date of this Agreement and continuing until the Closing Date, the Target Fund and Acquiring Fund agree as follows (except as expressly contemplated or permitted by this Agreement):
A. Other Actions. The Target Fund and Acquiring Fund shall operate only in the ordinary course of business consistent with prior practice. No party shall take any action that would, or reasonably would be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect.
B. Government Filings; Consents. The Trust shall file all reports required to be filed by the Target Fund and Acquiring Fund with the SEC between the date of this Agreement and the Closing Date and the Target Fund and Acquiring Fund shall deliver to the other party copies of all such reports promptly after the same are filed. Except where prohibited by applicable statutes and regulations, each party shall promptly provide the other (or its counsel) with copies of all other filings made by such party with any state, local or federal government agency or entity in connection with this Agreement or the transactions contemplated hereby. Each of the Target Fund and the Acquiring Fund shall use all reasonable efforts to obtain all consents, approvals and authorizations required in connection with the consummation of the transactions contemplated by this Agreement and to make all necessary filings with the appropriate federal and state officials.
C. Preparation of the Registration Statement and the Prospectus/Proxy Statement. In connection with the Registration Statement and the Prospectus/Proxy Statement, each party hereto will cooperate with the other and furnish to the other the information relating to the Target Fund or Acquiring Fund, as the case may be, required by the Securities Act or the Securities Exchange Act of 1934 and the rules and regulations thereunder, to be set forth in the Registration Statement or the Prospectus/Proxy Statement. The Target Fund shall promptly prepare the Prospectus/Proxy Statement and the Acquiring Fund shall promptly prepare and file with the SEC the Registration Statement, in which the Prospectus/Proxy Statement will be included as a prospectus. In connection with the Registration Statement, insofar as it relates to the Target Fund and its affiliated persons, the Acquiring Fund shall only include such information as is approved by the Target Fund for use in the Registration Statement. The Acquiring Fund shall not amend or supplement any such information regarding the Target Fund and such affiliates without the prior written consent of the Target Fund which consent shall not be unreasonably withheld or delayed. The Acquiring Fund shall promptly notify and provide the Target Fund with copies of all amendments or supplements filed with respect to the Registration Statement. The Acquiring Fund shall use all reasonable efforts to have the Registration Statement declared effective under the Securities Act as promptly as practicable after such filing. The Acquiring Fund shall also take any action (other than qualifying to do business in any jurisdiction in which it is now not so qualified) required to be taken under any applicable state securities laws in connection with the issuance of the Acquiring Fund Shares in the transactions contemplated by this Agreement, and the Target Fund shall furnish all information concerning the Target Fund and the holders of the Target Fund’s shares as may be reasonably requested in connection with any such action.
D. Access to Information. During the period prior to the Closing Date, the Target Fund shall make available to the Acquiring Fund a copy of each report, schedule, registration statement and other document (the “Documents”) filed or received by it during such period pursuant to the requirements of federal or state securities laws (other than Documents which such party is not permitted to disclose under applicable law). During the period prior to the Closing Date, the Acquiring Fund shall make available to the Target Fund each Document pertaining to the transactions contemplated hereby filed or received by it during such period pursuant to federal or state securities laws (other than Documents which such party is not permitted to disclose under applicable law).
E. Shareholder Meetings. The Target Fund shall call a meeting of the Target Fund shareholders to be held as promptly as practicable for the purpose of voting upon the approval of this Agreement and the transactions contemplated herein, and shall furnish a copy of the Prospectus/Proxy Statement and proxy card to each shareholder of the Target Fund as of the record date for such meeting of shareholders. The Board shall recommend to the Target Fund shareholders approval of this Agreement and the transactions contemplated herein, subject to fiduciary obligations under applicable law.
F. Portfolios. The Target Fund and Acquiring Fund covenant and agree to dispose of certain assets prior to the Closing Date, but only if and to the extent necessary, so that at Closing, when the Assets are added to the Acquiring Fund’s portfolio, the resulting portfolio will meet the Acquiring Fund’s investment objective, policies and restrictions, as set forth in the Acquiring Fund’s Prospectus, a copy of which has been delivered to the Target Fund. Notwithstanding the foregoing, nothing herein will require the Target Fund to dispose of any portion of the Assets if, in the reasonable judgment of the Target Fund’s Directors or investment adviser, such disposition would create more than an insignificant risk that the Reorganization would not be treated as a “reorganization” described in Section 368(a) of the Code.
G. Distribution of Shares. The Target Fund covenants that at closing it shall cause to be distributed the Acquiring Fund Shares in the proper pro rata amount for the benefit of Target Fund’s shareholders and that the Target Fund shall not continue to hold amounts of said shares so as to cause a violation of Section 12(d)(1) of the 1940 Act. The Target Fund covenants to use all reasonable efforts to cooperate with the Acquiring Fund and the Acquiring Fund’s transfer agent in the distribution of said shares. The Target Fund covenants further that, pursuant to Section 3(G) hereof, it shall liquidate and dissolve as promptly as practicable after the Closing Date.
H. Brokers or Finders. Except as disclosed in writing to the other party prior to the date hereof, each of the Target Fund and the Acquiring Fund represents that no agent, broker, investment banker, financial advisor or other firm or person is or will be entitled to any broker’s or finder’s fee or any other commission or similar fee in connection with any of the transactions contemplated by this Agreement, and each party shall hold the other harmless from and against any and all claims, liabilities or obligations with respect to any such fees, commissions or expenses asserted by any person to be due or payable in connection with any of the transactions contemplated by this Agreement on the basis of any act or statement alleged to have been made by such first party or its affiliate.
I. Additional Agreements. In case at any time after the Closing Date any further action is necessary or desirable in order to carry out the purposes of this Agreement, the proper directors and officers of each party to this Agreement shall take all such necessary action.
J. Public Announcements. For a period of time from the date of this Agreement to the Closing Date, the Target Fund and the Acquiring Fund will consult with each other before issuing any press releases or otherwise making any public statements with respect to this Agreement or the transactions contemplated herein and shall not issue any press release or make any public statement prior to such consultation, except as may be required by law.
K. Tax Status of Reorganization. The intention of the parties is that the transactions contemplated by this Agreement will qualify as a reorganization within the meaning of Section 368(a) of the Code. Neither the Acquiring Fund nor the Target Fund shall take any action, or cause any action to be taken (including, without limitation, the filing of any tax return) that is inconsistent with such treatment or results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code. At or prior to the Closing Date, the Acquiring Fund and the Target Fund will take such action, or cause such action to be taken, as is reasonably necessary to enable Reed Smith LLP (“Reed Smith”), special counsel to the Acquiring Fund and the Target Fund, to render the tax opinion required herein (including, without limitation, each party’s execution of representations reasonably requested by Reed Smith).
L. Declaration of Dividend. At or immediately prior to the Closing Date, the Target Fund shall declare and pay to its stockholders a dividend or other distribution in an amount large enough so that it will have distributed substantially all (and in any event not less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.
7. Conditions to Obligations of the Target Fund.
The obligations of the Target Fund hereunder with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions, unless waived in writing by the Target Fund:
A. Shareholder Approval. This Agreement and the transactions contemplated herein shall have been approved by the affirmative vote of a “Majority of the Outstanding Voting Securities” (as defined in the Articles of Incorporation) of the Target Fund.
B. Representations, Warranties and Agreements. Each of the representations and warranties of the Acquiring Fund contained herein shall be true in all material respects as of the Closing Date, there shall have been no material adverse change in the financial condition, results of operations, business properties or assets of the Acquiring Fund as of the Closing Date, and the Target Fund shall have received a certificate of an authorized officer of the Acquiring Fund satisfactory in form and substance to the Target Fund so stating. The Acquiring Fund shall have performed and complied in all material respects with all agreements, obligations and covenants required by this Agreement to be so performed or complied with by it on or prior to the Closing Date.
C. Registration Statement Effective. The Registration Statement shall have become effective and no stop orders under the Securities Act pertaining thereto shall have been issued.

D. Regulatory Approval. All necessary approvals, registrations, and exemptions under federal and state securities laws shall have been obtained.
E. No Injunctions or Restraints; Illegality. No temporary restraining order, preliminary or permanent injunction or other order issued by any court of competent jurisdiction or other legal restraint or prohibition (an “Injunction”) preventing the consummation of the transactions contemplated by this Agreement shall be in effect, nor shall any proceeding by any state, local or federal government agency or entity seeking any of the foregoing be pending. There shall not have been any action taken or any statute, rule, regulation or order enacted, entered, enforced or deemed applicable to the transactions contemplated by this Agreement, which makes the consummation of the transactions contemplated by this Agreement illegal or which has a material adverse effect on business operations of the Acquiring Fund.
F. Tax Opinion. The Target Fund shall have obtained an opinion from Reed Smith, special counsel for the Target Fund, dated as of the Closing Date, addressed to the Target Fund, that the consummation of the transactions set forth in this Agreement comply with the requirements of a reorganization as described in Section 368(a) of the Code. Such opinion shall be based on customary assumptions and such representations as Reed Smith may reasonably request and the Target Fund and the Acquiring Fund will cooperate to make and certify the accuracy of such representations.
G. Officer Certificates. The Target Fund shall have received a certificate of an authorized officer of the Acquiring Fund, dated as of the Closing Date, certifying that the representations and warranties set forth in Section 5 are true and correct on the Closing Date, together with certified copies of the resolutions adopted by the Board on behalf of the Acquiring Fund.
8. Conditions to Obligations of the Acquiring Fund.
The obligations of the Acquiring Fund hereunder with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions, unless waived in writing by the Acquiring Fund:
A. Representations, Warranties, and Agreements. Each of the representations and warranties of the Target Fund contained herein shall be true in all material respects as of the Closing Date, there shall have been no material adverse change in the financial condition, results of operations, business, properties or assets of the Target Fund as of the Closing Date, and the Acquiring Fund shall have received a certificate of an authorized officer of the Target Fund satisfactory in form and substance to the Acquiring Fund so stating. The Target Fund shall have performed and complied in all material respects with all agreements, obligations and covenants required by this Agreement to be so performed or complied with by them on or prior to the Closing Date.
B. Registration Statement Effective. The Registration Statement shall have become effective and no stop orders under the Securities Act pertaining thereto shall have been issued.
C. Regulatory Approval. All necessary approvals, registrations, and exemptions under federal and state securities laws shall have been obtained.
D. No Injunctions or Restrains; Illegality. No Injunction preventing the consummation of the transactions contemplated by this Agreement shall be in effect, nor shall any proceeding by any state, local or federal government agency or entity seeking any of the foregoing be pending. There shall not have been any action taken, or any statute, rule, regulation or order enacted, entered, enforced or deemed applicable to the transactions contemplated by this Agreement, which makes the consummation of the transactions contemplated by this Agreement illegal.
E. Tax Opinion. The Acquiring Fund shall have obtained an opinion from Reed Smith, special counsel for the Acquiring Fund, dated as of the Closing Date, addressed to the Acquiring Fund, that the consummation of the transactions set forth in this Agreement comply with the requirements of a reorganization as described in Section 368(a) of the Code. Such opinion shall be based on customary assumptions and such representations as Reed Smith may reasonably request and the Target Fund and the Acquiring Fund will cooperate to make and certify the accuracy of such representations.
F. Shareholder List. The Target Fund shall have delivered to the Acquiring Fund an updated list of all shareholders of the Target Fund, as reported by the Target Fund’s transfer agent, as of one (1) business day prior to the Closing Date with each shareholder’s respective holdings in the Target Fund, taxpayer identification numbers, Form W9 and last known address.
G. Officer Certificates. The Acquiring Fund shall have received a certificate of an authorized officer of the Target Fund, dated as of the Closing Date, certifying that the representations and warranties set forth in Section 4 hereof are true and correct on the

Closing Date, together with certified copies of the resolutions adopted by the Board on behalf of the Target Fund and by Target Fund shareholders.
9. Amendment, Waiver and Termination.
A. The parties hereto may, by agreement in writing authorized by the Board on behalf of each of the Target Fund and the Acquiring Fund, amend this Agreement at any time before or after approval thereof by the shareholders of the Target Fund; provided, however, that after receipt of Target Fund shareholder approval, no amendment shall be made by the parties hereto which substantially changes the terms of Sections 1, 2 and 3 hereof without obtaining Target Fund’s shareholder approval thereof.
B. At any time prior to the Closing Date, either of the parties may by written instrument signed by it (i) waive any inaccuracies in the representations and warranties made to it contained herein and (ii) waive compliance with any of the covenants or conditions made for its benefit contained herein. No delay on the part of either party in exercising any right, power or privilege hereunder shall operate as a waiver thereof, nor shall any waiver on the part of any party of any such right, power or privilege, or any single or partial exercise of any such right, power or privilege, preclude any further exercise thereof or the exercise of any other such right, power or privilege.
C. This Agreement may be terminated, and the transactions contemplated herein may be abandoned at any time prior to the Closing Date:
i.
by the consent of the Board on behalf of each of the Target Fund and the Acquiring Fund;
ii.
by the Target Fund, if the Acquiring Fund breaches in any material respect any of its representations, warranties, covenants or agreements contained in this Agreement;
iii.
by the Acquiring Fund, if the Target Fund breaches in any material respect any of its representations, warranties, covenants or agreements contained in this Agreement;
iv.
by either the Target Fund or the Acquiring Fund, if the Closing has not occurred on or prior to December 31, 2024 (provided that the rights to terminate this Agreement pursuant to this subsection (C)(iv) shall not be available to any party whose failure to fulfill any of its obligations under this Agreement has been the cause of or resulted in the failure of the closing to occur on or before such date);

v.
by the Acquiring Fund in the event that: (a) all the conditions precedent to the Target Fund’s obligation to close, as set forth in Section 7 hereof, have been fully satisfied (or can be fully satisfied at the Closing); (b) the Acquiring Fund gives the Target Fund written assurance of its intent to close irrespective of the satisfaction or non-satisfaction of all conditions precedent to the Acquiring Fund’s obligation to close, as set forth in Section 8 hereof; and (c) the Target Fund then fails or refuses to close within the earlier of ten (10) business days or December 31, 2024; or
vi.
by the Target Fund in the event that: (a) all the conditions precedent to the Acquiring Fund’s obligation to close, as set forth in Section 8 hereof have been fully satisfied (or can be fully satisfied at the Closing); (b) the Target Fund gives the Acquiring Fund written assurance of its intent to close irrespective of the satisfaction or non-satisfaction of all the conditions precedent to the Target Fund’s obligation to close, as set forth in Section 7 hereof; and (c) the Acquiring Fund then fails or refuses to close within the earlier of ten (10) business days or December 31, 2024.
10. Remedies.
In the event of termination of this Agreement by either or both of the Target Fund and Acquiring Fund pursuant to Section 9(C) hereof, written notice thereof shall forthwith be given by the terminating party to the other party hereto, and this Agreement shall therefore terminate and become void and have no effect, and the transactions contemplated herein and thereby shall be abandoned, without further action by the parties hereto.
11. Survival of Warranties and Indemnification.
A. Survival. The representations and warranties included or provided for herein, or in the schedules or other instruments delivered or to be delivered pursuant hereto, shall survive the Closing Date for a three (3) year period except that any representation or warranty with respect to taxes shall survive for the expiration of the statutory period of limitations for assessments of tax deficiencies as the same may be extended from time to time by the taxpayer. The covenants and agreements included or provided for herein shall survive and be continuing obligations in accordance with their terms. The period for which a representation, warranty, covenant or agreement survives shall be referred to hereinafter as the “Survival Period.” Notwithstanding anything set forth in the immediately preceding sentence, the right of the Acquiring Fund and the Target Fund to seek indemnity pursuant to this Agreement shall survive for a period of ninety (90) days beyond the expiration of the Survival Period of the representation, warranty, covenant or agreement upon which indemnity is sought. In no event shall the Acquiring Fund or the Target Fund be obligated to indemnify the other if indemnity is not sought within ninety (90) days of the expiration of the applicable Survival Period.
B. Indemnification. Each party (an “Indemnitor”) shall indemnify and hold the other and its directors, officers, agents and persons controlled by or controlling any of them (each an “Indemnified Party”) harmless from and against any and all losses, damages, liabilities, claims, demands, judgments, settlements, deficiencies, taxes, assessments, charges, costs and expenses of any nature whatsoever (including reasonable attorneys’ fees), including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by such Indemnified Party in connection with the defense or disposition of any claim, action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which such Indemnified Party may be or may have been involved as a party or otherwise or with which such Indemnified Party may be or may have been threatened (collectively, the “Losses”) arising out of or related to any claim of a breach of any representation, warranty or covenant made herein by the Indemnitor, provided, however, that no Indemnified Party shall be indemnified hereunder against any Losses arising directly from such Indemnified Party’s (i) willful misfeasance, (ii) bad faith, (iii) gross negligence or (iv) reckless disregard of the duties involved in the conduct of such Indemnified Party’s position.
C. Indemnification Procedure. The Indemnified Party shall use its best efforts to minimize any liabilities, damages, deficiencies, claims, judgments, assessments, costs and expenses in respect of which indemnity may be sought hereunder. The Indemnified Party shall give written notice to the Indemnitor within the earlier of ten (10) days of receipt of written notice to the Indemnified Party or thirty (30) days from discovery by the Indemnified Party of any matters which may give rise to a claim for indemnification or reimbursement under this Agreement. The failure to give such notice shall not affect the right of the Indemnified Party to indemnity hereunder unless such failure has materially and adversely affected the rights of the Indemnitor; provided that in any event such notice shall have been given prior to the expiration of the Survival Period. At any time after ten (10) days from the giving of such notice, the Indemnified Party may, at its option, resist, settle or otherwise compromise, or pay such claim unless it shall have received notice from the Indemnitor that the Indemnitor intends, at the Indemnitor’s sole cost and expense, to assume the defense of any such matter, in which case the Indemnified Party shall have the right, at no cost or expense to the Indemnitor, to participate in such defense. If the Indemnitor does not assume the defense of such matter, and in any event until the Indemnitor states in writing that it will assume the defense, the Indemnitor shall pay all costs of the Indemnified Party arising out of the defense until the defense is assumed; provided, however, that the Indemnified Party shall consult with the Indemnitor and obtain the Indemnitor’s prior written consent to any payment or settlement of any such claim. The Indemnitor shall keep the Indemnified Party fully apprised at all times as to the status of the defense. If the Indemnitor does not assume the defense, the Indemnified Party shall keep Indemnitor apprised at all times as to the status of the defense. Following indemnification as provided for hereunder, the Indemnitor shall be subrogated to all rights of the Indemnified Party with respect to all third parties, firms or corporations relating to the matter for which indemnification has been made.
12. Survival.
The provisions set forth in Sections 10, 11 and 16 hereof shall survive the termination of this Agreement for any cause whatsoever.
13. Notices.
All notices hereunder shall be sufficiently given for all purposes hereunder if in writing and delivered personally or sent by registered mail or certified mail, postage prepaid. Notice to the Target Fund shall be addressed to the Target Fund c/o Thrivent Mutual Funds, 901 Marquette Avenue, Suite 2500, Minneapolis, Minnesota 55402-3211, Attention: Chief Legal Officer, or at such other address as the Target Fund may designate by written notice to the Acquiring Fund. Notice to the Acquiring Fund shall be addressed to the Acquiring Fund c/o Thrivent Mutual Funds, 901 Marquette Avenue, Suite 2500, Minneapolis, Minnesota 55402-3211, Attention: Chief Legal Officer, or at such other address and to the attention of such other person as the Acquiring Fund may designate by written notice to the Target Fund. Any notice shall be deemed to have been served or given as of the date such notice is delivered personally or mailed.
14. Successors and Assigns.
This Agreement shall be binding upon and inure to the benefit of the parties hereto and their successors and assigns. This Agreement shall not be assigned by any party without the prior written consent of the other party hereto.

15. Books and Records.
All books and records of the Target Fund, including all books and records required to be maintained under the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the Closing Date and shall be turned over to the Acquiring Fund as soon as practicable following the Closing Date.
16. General.
This Agreement supersedes all prior agreements between the parties (written or oral), is intended as a complete and exclusive statement of the terms of the Agreement between the parties and may not be amended, modified or changed, or terminated orally. This Agreement may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more counterparts have been executed by the Trust on behalf of the Target Fund and by the Trust on behalf of the Acquiring Fund and delivered to each of the parties hereto. The headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement. This Agreement is for the sole benefit of the parties hereto, and nothing in this Agreement, expressed or implied, is intended to confer upon any other person any rights or remedies under or by reason of this Agreement. This Agreement shall be governed by and construed in accordance with the laws of the State of Minnesota without regard to principles of conflicts or choice of law.
17. Limitation of Liability.
It is expressly agreed that the obligations of the Trust hereunder shall not be binding upon any of the Directors, shareholders, nominees, officers, agents or employees of the Trust personally, but shall bind only the property of the Trust, as provided in the Articles of Incorporation. The execution and delivery of this Agreement have been authorized by the Directors and signed by an authorized officer of the Trust, acting as such, and neither such authorization by such Directors nor such execution and delivery by such officer shall be deemed to have been made by any of them personally, but shall bind only the property of the Trust as provided in the Articles of Incorporation. The obligations of any series of the Trust hereunder shall be the exclusive obligation of that series and the parties hereto can only look to the assets of that series to satisfy any debt or obligation incurred by that series hereunder.

IN WITNESS WHEREOF, the parties have hereunto caused this Agreement to be executed and delivered by their duly authorized officers as of the day and year first written above.
Thrivent Mutual Funds on Behalf of its Series,
Thrivent Global Stock Fund
___________________________________________
Name: Michael W. Kremenak
Title: President
Attest:
___________________________________________
Name: John D. Jackson
Title: Secretary and Chief Legal Officer
Thrivent Mutual Funds on Behalf of its Series,
Thrivent Low Volatility Equity Fund
___________________________________________
Name: Michael W. Kremenak
Title: President
Attest:
___________________________________________
Name: John D. Jackson
Title: Secretary and Chief Legal Officer
Thrivent Financial for Lutherans (solely for purposes of Section 3.F.)
___________________________________________
Name: David S. Royal
Title: Executive Vice President, Chief Financial
Officer and Chief Investment Officer
Attest:
___________________________________________
Name: John D. Jackson
Title: Senior Counsel

[This page intentionally left blank]

[This page intentionally left blank]

[This page intentionally left blank]

[This page intentionally left blank]

[This page intentionally left blank]

Subject to Completion Dated March 28, 2024

Thrivent Low Volatility Equity Fund
a series of
Thrivent Mutual Funds
901 Marquette Ave., Suite 2500
Minneapolis, Minnesota 55402
800-847-4836

Statement of Additional Information
[May __, 2024]

This Statement of Additional Information is available to the shareholders of Thrivent Low Volatility Equity Fund (the “Target Fund”), a series of Thrivent Mutual Funds (the “Registrant”), in connection with the proposed reorganization (“the Reorganization”) whereby all of the assets of the Target Fund would be transferred to Thrivent Global Stock Fund (the “Acquiring Fund”), a series of the Registrant, in exchange for shares of the Acquiring Fund. Unless otherwise defined herein, capitalized terms have the meanings given to them in the Prospectus/Proxy Statement dated [May __, 2024] related to the Reorganization (the “Prospectus/Proxy Statement”). The Target Fund and the Acquiring Fund are sometimes referred to herein individually as a “Fund” or collectively as the “Funds.”
This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus/Proxy Statement. A copy of the Prospectus/Proxy Statement may be obtained without charge by writing to Mediant, P.O. Box 8035, Cary, NC 27512-9916 or calling toll-free 888-441-3205. To access an electronic copy of the Prospectus/Proxy Statement from Mediant at www.proxypush.com/THR, you will need to provide the control number printed on your proxy card.
The Acquiring Fund will provide, without charge, upon the request of any person to whom this Statement of Additional Information is delivered, a copy of any and all documents that have been incorporated by reference in the registration statement of which this Statement of Additional Information is a part.
1

Table of Contents
Page
Proposed Reorganization	3
Additional Information About the Funds	3
Supplemental Financial Information	3
2

Proposed Reorganization
The shareholders of the Target Fund are being asked to approve an Agreement and Plan of Reorganization (the “Reorganization Agreement”) pursuant to which the Target Fund would (i) transfer all of its assets to the Acquiring Fund in exchange for Class S shares of the Acquiring Fund, (ii) distribute such Acquiring Fund Class S shares to shareholders of the Target Fund, and (iii) dissolve. A form of the Reorganization Agreement is provided in Appendix A of the Prospectus/Proxy Statement.
Additional Information About the Funds
This Statement of Additional Information incorporates by reference the following documents (or designated portions thereof) that have been filed with the Securities and Exchange Commission (File No. 811-05075 and 033-12911):
1.
The Statement of Additional Information of Thrivent Mutual Funds dated February 29, 2024, filed on February 28, 2024.
2.
The financial statements of the Funds included in the Thrivent Mutual Funds annual shareholder report for the fiscal year ended October 31, 2023, which have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, as filed on Form N-CSR on December 28, 2023.
For a free copy of the above documents, call 800-847-4836, send an email to contactus@thriventfunds.com, or visit thriventmutualfunds.com/prospectus.
Supplemental Financial Information
A table showing the fees and expenses of the Target Fund and the Acquiring Fund, and the fees and expenses of the Acquiring Fund on a pro forma basis after giving effect to the proposed Reorganization, is included in the “Comparison of the Funds--Fees and Expenses” section of the Prospectus/Proxy Statement.
The Reorganization will not result in a material change to the Target Fund's investment portfolio due to the investment restrictions of the Acquiring Fund. In particular, each security held by the Target Fund is eligible to be held by the Acquiring Fund. As a result, a schedule of investments of the Target Fund modified to show the effects of the change is not required and is not included.
There are no material differences in accounting policies of the Target Fund as compared to those of the Acquiring Fund.
3

Thrivent Mutual Funds
PART C: OTHER INFORMATION
Item 15.
Indemnification
Under Section 12 of Article Seven of Registrant’s Declaration of Trust, Registrant may not indemnify any trustee, officer or employee for expenses (e.g., attorney’s fees, judgments, fines and settlement amounts) incurred in any threatened, pending or completed action, if there has been an adjudication of liability against such person based on a finding of willful misfeasance, bad faith, gross negligence or reckless disregard of such person’s duties of office (“disabling conduct”). Registrant shall indemnify its trustees, officers or employees for such expenses whether or not there is an adjudication of liability, if, pursuant to Investment Company Act Release 11330, a determination is made that such person was not liable by reason of disabling conduct by: (i) final decision of the court before which the proceeding was brought; or (ii) in the absence of such a decision, a reasonable determination, based on factual review, that the person was not liable for reasons of such conduct is made by: (a) a majority vote of disinterested, independent trustees; or (b) independent legal counsel in a written opinion.
Advancement of expenses incurred in defending such actions may be made pursuant to Release 11330, provided that the person undertakes to repay the advance unless it is ultimately determined that such person is entitled to indemnification and one or more of the following conditions is met: (1) the person provides security for the undertaking; (2) Registrant is insured against losses arising by reason of any lawful advances; or (3) a majority of disinterested non-party trustees or independent legal counsel in a written opinion determines, based on review of readily available facts, that there is reason to believe the person ultimately will be found entitled to indemnification.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provision, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustees, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Registrant and its officers, employees, and agents are insured under the fidelity bond required by Rule 17g-1 of the Investment Company Act of 1940.
Item 16.
Exhibits

1.1	Declaration of Trust, incorporated by reference from Post-Effective Amendment No. 26 to the registration statement of Registrant, file no. 033-12911, filed on June 25, 1998.
1.2	Amendment No. 1 to Declaration of Trust, incorporated by reference from Post-Effective Amendment No. 52 to the registration statement of Registrant, file no. 033-12911, filed on July 14, 2004.
2	Amended and Restated By laws, incorporated by reference from Post-Effective Amendment No. 64 to the registration statement of Registrant, file no. 033-12911, filed on February 27, 2009.
3	Not Applicable.
4	Form of Agreement and Plan of Reorganization, filed herewith.
5	Not Applicable.
6.1
Investment Advisory Agreement with Thrivent Asset Management, LLC, incorporated by reference from Post-
Effective Amendment No. 59 to the registration statement of Registrant, file no. 033-12911, filed on February 22,
2006.

6.2
Amendment No. 1 to Investment Advisory Agreement, incorporated by reference from Post-Effective
Amendment No. 62 to the registration statement of Registrant, file no. 033-12911, filed on November 29, 2007.

6.3
Amendment No. 2 to Investment Advisory Agreement, incorporated by reference from Post-Effective
Amendment No. 65 to the registration statement of Registrant, file no. 033-12911, filed on December 7, 2009.

6.4
Amendment No. 3 to Investment Advisory Agreement, incorporated by reference from Post-Effective
Amendment No. 65 to the registration statement of Registrant, file no. 033-12911, filed on December 7, 2009.

6.5
Amendment No. 4 to Investment Advisory Agreement, incorporated by reference from Post-Effective
Amendment No. 65 to the registration statement of Registrant, file no. 033-12911, filed on December 7, 2009.

6.6
Amendment No. 5 to Investment Advisory Agreement, incorporated by reference from Post-Effective
Amendment No. 69 to the registration statement of Registrant, file no. 033-12911, filed on February 27, 2012.

6.7
Amendment No. 6 to Investment Advisory Agreement, incorporated by reference from Post-Effective
Amendment No. 74 to the registration statement of Registrant, file no. 033-12911, filed on February 28, 2013.

6.8
Amendment No. 7 to Investment Advisory Agreement, incorporated by reference from Post-Effective
Amendment No. 76 to the registration statement of Registrant, file no. 033-12911, filed on February 27, 2014.

6.9	Amendment No. 8 to Investment Advisory Agreement, incorporated by reference from Post-Effective Amendment No. 1 of Registrant on Form N-14, file no. 333-204192, filed on October 8, 2015.
6.10	Amendment No. 9 to Investment Advisory Agreement, incorporated by reference from Post-Effective Amendment No. 1 of Registrant on Form N-14, file no. 333-204192, filed on October 8, 2015.
6.11
Amendment No. 10 to Investment Advisory Agreement, incorporated by reference from Post-Effective
Amendment No. 85 to the registration statement of Registrant, file no. 033-12911, filed on December 1, 2016.

6.12
Amendment No. 11 to Investment Advisory Agreement, incorporated by reference from Post-Effective
Amendment No. 85 to the registration statement of Registrant, file no. 033-12911, filed on December 1, 2016.

6.13
Amendment No. 12 to Investment Advisory Agreement, incorporated by reference from Post-Effective
Amendment No. 88 to the registration statement of Registrant, file no. 033-12911, filed on December 11, 2017.

6.14	Amendment No. 13 to Investment Advisory Agreement, incorporated by reference from Post-Effective Amendment No. 1 of Registrant on Form N-14, file no. 333-224009, filed on July 3, 2018.
6.15
Amendment No. 14 to Investment Advisory Agreement, incorporated by reference from Post-Effective
Amendment No. 91 to the registration statement of Registrant, file no. 033-12911, filed on February 28, 2019.

6.16	Amendment No. 15 to Investment Advisory Agreement, incorporated by reference from Post-Effective Amendment No. 93 to the registration statement of Registrant, file no. 033-12911, filed on May 1, 2019.
6.17	Amendment No. 16 to Investment Advisory Agreement, incorporated by reference from Post-Effective Amendment No. 1 of Registrant on Form N-14, file no. 333-231050, filed on August 16, 2019.
6.18
Amendment No. 17 to Investment Advisory Agreement, incorporated by reference from Post-Effective
Amendment No. 96 to the registration statement of Registrant, file no. 033-12911, filed on February 28, 2020.

6.19
Amendment No. 18 to Investment Advisory Agreement, incorporated by reference from Post-Effective
Amendment No. 101 to the registration statement of Registrant, file no. 033-12911, filed on February 28, 2022.

6.20
Amendment No. 19 to Investment Advisory Agreement, incorporated by reference from Post-Effective
Amendment No. 102 to the registration statement of Registrant, file no 033-12911, filed on December 12, 2022.

6.21
Amendment No. 20 to Investment Advisory Agreement, incorporated by reference from Post-Effective
Amendment No. 104 to the registration statement of Registrant file no. 033-12911, filed on February 28, 2024.

7.1
Distribution Agreement between Thrivent Distributors, LLC and Thrivent Mutual Funds, incorporated by reference from Post-Effective Amendment No. 81 to the registration statement of Registrant, file no. 033-12911, filed on December 22, 2015.

7.2	Amendment No. 1 to Distribution Agreement, incorporated by reference from Post-Effective Amendment No. 85 to the registration statement of Registrant, file no. 033-12911, filed on December 1, 2016.
7.3	Amendment No. 2 to Distribution Agreement, incorporated by reference from Post-Effective Amendment No. 88 to the registration statement of Registrant, file no. 033-12911, filed on December 11, 2017.
7.4	Amendment No. 3 to Distribution Agreement, incorporated by reference from Post-Effective Amendment No. 1 of Registrant on Form N-14, file no. 333-224009, filed on July 3, 2018.
7.5	Amendment No. 4 to Distribution Agreement, incorporated by reference from Post-Effective Amendment No. 1 of Registrant on Form N-14, file no. 333-231050, filed on August 16, 2019.
7.6	Amendment No. 5 to Distribution Agreement, incorporated by reference from Post-Effective Amendment No. 96 to the registration statement of Registrant, file no. 033-12911, filed on February 28, 2020.
8	Not Applicable.
9.1
Master Custodian Agreement with State Street Bank and Trust Company (“State Street”), incorporated by reference from Post-Effective Amendment No. 89 to the registration statement of Registrant, file no. 033-12911, filed on February 28, 2018.

9.2
Letter Agreement, dated May 18, 2022, between Registrant and State Street, incorporated by reference from
Post-Effective Amendment No. 102 to the registration statement of Registrant, file no. 033-12911, filed on
December 12, 2022.

9.3
Amendment to Custody Agreement effective February 28, 2023, between Registrant and State Street, incorporated by reference from Post-Effective Amendment No. 103 to the registration statement of Registrant, file
no. 033-12911, filed on February 28, 2023.

9.4
Amendment to Custody Agreement effective April 30, 2023, between Registrant and State Street, incorporated by reference from Post-Effective Amendment No. 104 to the registration statement of Registrant, file no. 033-
12911, filed on February 28, 2024.

10.1	Rule 12b-1 Plan, incorporated by reference from Post-Effective Amendment No. 99 to the registration statement of Registrant, file no. 033-12911, filed on February 26, 2021.
10.2	Rule 18f-3 Plan, incorporated by reference from Post-Effective Amendment No. 98 to the registration statement of Registrant, file no. 033-12911, filed on April 13, 2020.
11	Opinion and Consent of Counsel, filed herewith.
12	Opinion of Counsel as to tax matters and consequences to shareholders, to be filed by a post-effective amendment.
13.1
Expense Reimbursement Letter Agreement dated January 1, 2024, incorporated by reference from Post-
Effective Amendment 104 to the registration statement of Registrant, file no. 033-12911, filed on February 28,
2024.

13.2
Expense Reimbursement Letter Agreement dated February 6, 2024, incorporated by reference from Post-
Effective Amendment 104 to the registration statement of Registrant, file no. 033-12911, filed on February 28,
2024.

13.3
Administrative Services Agreement, effective as of January 1, 2009, between Registrant and Thrivent Asset
Management, LLC, incorporated by reference from Post-Effective Amendment No. 64 to the registration statement of Registrant, file no. 033-12911, filed on February 27, 2009.

13.4
Amendment No. 1 to Administrative Services Agreement, incorporated by reference from Post-Effective
Amendment No. 65 to the registration statement of Registrant, file no. 033-12911, filed on December 7, 2009.

13.5
Amendment No. 2 to Administrative Services Agreement, incorporated by reference from Post-Effective
Amendment No. 74 to the registration statement of Registrant, file no. 033-12911, filed on February 28, 2013.

13.6
Amendment No. 3 to Administrative Services Agreement, incorporated by reference from Post-Effective
Amendment No. 76 to the registration statement of Registrant, file no. 033-12911, filed on February 27, 2014.

13.7	Amendment No. 4 to Administrative Services Agreement, incorporated by reference from Post-Effective Amendment No. 1 of Registrant on Form N-14, file no. 333-204192, filed on October 8, 2015.
13.8	Amendment No. 5 to Administrative Services Agreement, incorporated by reference from Post-Effective Amendment No. 1 of Registrant on Form N-14, file no. 333-204192, filed on October 8, 2015.
13.9
Amendment No. 6 to Administrative Services Agreement, incorporated by reference from Post-Effective
Amendment No. 85 to the registration statement of Registrant, file no. 033-12911, filed on December 1, 2016.

13.10
Amendment No. 7 to Administrative Services Agreement, incorporated by reference from Post-Effective
Amendment No. 88 to the registration statement of Registrant, file no. 033-12911, filed on December 11, 2017.

13.11	Amendment No. 8 to Administrative Services Agreement, incorporated by reference from Post-Effective Amendment No. 1 of Registrant on Form N-14, file no. 333-224009, filed on July 3, 2018.
13.12
Amendment No. 9 to Administrative Services Agreement, incorporated by reference from Post-Effective
Amendment No. 91 to the registration statement of Registrant, file no. 033-12911, filed on February 28, 2019.

13.13	Amendment No. 10 to Administrative Services Agreement, incorporated by reference from Post-Effective Amendment No. 1 of Registrant on Form N-14, file no. 333-231050, filed on August 16, 2019.
13.14
Amendment No. 11 to Administrative Services Agreement, incorporated by reference from Post-Effective
Amendment No. 96 to the registration statement of Registrant, file no. 033-12911, filed on February 28, 2020.

13.15
Amendment No. 12 to Administrative Services Agreement, incorporated by reference from Post-Effective
Amendment 104 to the registration statement of Registrant, file no. 033-12911, filed on February 28, 2024.

13.16
Amended and Restated Transfer Agency Agreement between Registrant and Thrivent Financial Investor
Services Inc., incorporated by reference from Post-Effective Amendment No. 88 to the registration statement of
Registrant, file no. 033-12911, filed on December 11, 2017.

13.17
Amendment No. 1 to Amended and Restated Transfer Agency Agreement, incorporated by reference from Post-
Effective Amendment No. 1 of Registrant on Form N-14, file no. 333-224009, filed on July 3, 2018.

13.18
Amendment No. 2 to Amended and Restated Transfer Agency Agreement, incorporated by reference from Post-
Effective Amendment No. 91 to the registration statement of Registrant, file no. 033-12911, filed on February 28,
2019.

13.19
Amendment No. 3 to Amended and Restated Transfer Agency Agreement, incorporated by reference from Post-
Effective Amendment No. 1 of Registrant on Form N-14, file no. 333-231050, filed on August 16, 2019.

13.20
Amendment No. 4 to Amended and Restated Transfer Agency Agreement, incorporated by reference from Post-
Effective Amendment No. 96 to the registration statement of Registrant, file no. 033-12911, filed on February 28,
2020.

13.21
Amendment No. 5 to Amended and Restated Transfer Agency Agreement, incorporated by reference from Post-
Effective Amendment No. 99 to the registration statement of Registrant, file no. 033-12911, filed on February 26,
2021.

13.22
Amendment No. 6 to Amended and Restated Transfer Agency Agreement, incorporated by reference from Post-
Effective Amendment No. 101 to the registration statement of Registrant, file no. 033-12911, filed on
February 28, 2022.

13.23
Securities Lending Agency Agreement between Registrant and Goldman Sachs Bank USA, incorporated by reference from Post-Effective Amendment No. 89 to the registration statement of Registrant, file no. 033-12911, filed on February 28, 2018.

13.24
Amended Schedule 1 dated June 25, 2018, to Securities Lending Agency Agreement, incorporated by reference from Post-Effective Amendment No. 1 of Registrant on Form N-14, file no. 333-224009, filed on July 3,
2018.

13.25
Amended Schedule 1 dated August 9, 2019, to Securities Lending Agency Agreement, incorporated by reference from Post-Effective Amendment No. 1 of Registrant on Form N-14, file no. 333-231050, filed on
August 16, 2019.

13.26
Amended Schedule 1 dated February 28, 2020, to Securities Lending Agency Agreement, incorporated by reference from Post-Effective Amendment No. 96 to the registration statement of Registrant, file no. 033-12911, filed on February 28, 2020.

13.27
Amended Schedule 1 dated April 29, 2020, to Securities Lending Agency Agreement, incorporated by reference from Post-Effective Amendment No. 99 to the registration statement of Registrant, file no. 033-12911, filed on
February 26, 2021.

13.28
Amended Schedule 1 dated August 31, 2020, to Securities Lending Agency Agreement, incorporated by reference from Post-Effective Amendment No. 99 to the registration statement of Registrant, file no. 033-12911, filed on February 26, 2021.

13.29
Amended Schedule 1 dated October 6, 2020, to Securities Lending Agency Agreement, incorporated by reference from Post-Effective Amendment No. 101 to the registration statement of Registrant, file no. 033-12911, filed on February 28, 2022 .

13.30
Amended Schedule 1 dated March 10, 2022, to Securities Lending Agency Agreement, incorporated by reference from Post-Effective Amendment No. 102 to the registration statement of Registrant, file no 033-12911, filed on December 12, 2022.

13.31
Amended Schedule 1 dated February 1, 2023, to Securities Lending Agency Agreement, incorporated by reference from Post-Effective Amendment No. 103 to the registration statement of Registrant, file no. 033-12911, filed on February 28, 2023.

13.32
Amended Schedule 1 dated April 28, 2023, to Securities Lending Agency Agreement, incorporated by reference from Post-Effective Amendment No. 104 to the registration statement of Registrant, file no. 033-12911, filed on
February 28, 2024.

13.33
Form of Rule 12d1-4 Fund of Funds Investment Agreement, incorporated by reference from Post-Effective
Amendment No. 101 to the registration statement of Registrant, file no. 033-12911, filed on February 28, 2022.

14	Consent of Independent Registered Public Accounting Firm, filed herewith.
15	Not Applicable.
16	Power of Attorney, incorporated by reference from Post-Effective Amendment No. 102 to the registration statement of Registrant, file no 033-12911, filed on December 12, 2022.
17	Form of Proxy Card, filed herewith.
Item 17.
Undertakings
1.
The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.
2.
The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.
3.
The undersigned registrant agrees to file, by post-effective amendment to the registration statement, an opinion of counsel supporting the tax consequences of the proposed reorganization as soon as practicable after the closing of the reorganization.

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of Minneapolis and State of Minnesota, on the 28th day of March 2024.
Thrivent Mutual Funds
/s/ John D. Jackson
John D. Jackson Secretary and Chief Legal Officer
As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 28th day of March 2024.
Signature	Title
/s/ Michael W. Kremenak
Michael W. Kremenak	Trustee and President (Principal Executive Officer)
/s/ Sarah L. Bergstrom
Sarah L. Bergstrom	Treasurer (Principal Financial and Accounting Officer)
*
Janice B. Case	Trustee
*
Robert J. Chersi	Trustee
*
Arleas Upton Kea	Trustee
*
Paul R. Laubscher	Trustee
*
Robert J. Manilla	Trustee
*
James A. Nussle	Trustee
*
David S. Royal	Trustee
*
James W. Runcie	Trustee
*
Constance L. Souders	Trustee

*
John D. Jackson, by signing his name hereto, does hereby sign this document on behalf of each of the above-named Trustees of Thrivent Mutual Funds pursuant to the powers of attorney duly executed by such persons.
Dated: March 28, 2024	/s/ John D. Jackson
John D. Jackson Attorney-in-Fact